As filed with the Securities and Exchange Commission on January 27, 2014

Registration No. 333-135371 and 811-21913

_____________

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment  ☐

Post-Effective Amendment No. 48   ☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940     ☒

Amendment No. 50  ☒

(Check appropriate box or boxes)

SCOTIA INSTITUTIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

1055 WESTLAKES DRIVE, SUITE 301

BERWYN, PA 19312

(Address of Principal Executive Offices, including Zip Code)

DAVID LEBISKY

SCOTIA INSTITUTIONAL INVESTMENTS US, LP

1055 WESTLAKES DRIVE, SUITE 301

BERWYN, PA 19312

(Name and Address of Agent for Service)

COPY TO:

JOSHUA DERINGER, ESQ.

DRINKER BIDDLE & REATH LLP

ONE LOGAN SQUARE, STE. 2000

PHILADELPHIA, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):

☐   Immediately upon filing pursuant to paragraph (b)
☒  On February 1, 2014 pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)(1)
☐   On (date) pursuant to paragraph (a)(1)
☐   75 days after filing pursuant to paragraph (a)(2)
☐   On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

February 1, 2014

Dynamic U.S. Growth Fund

a series of Scotia Institutional Funds (formerly, DundeeWealth Funds)

Class I Shares (Ticker: DWUGX)

Class II Shares (Ticker: DWUHX)

Institutional Shares (Ticker: DWUIX)

Investment Adviser:

Scotia Institutional Investments US, LP

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

Dynamic U.S. Growth Fund Summary	1
More Information About the Fund	6
More Information About Risk	7
More Information About Fund Investments	8
Information About Portfolio Holdings	8
Investment Adviser	8
Investment Sub-Adviser	9
Portfolio Manager	9
More Information About Purchasing, Selling and Exchanging Fund Shares	9
Other Policies	13
Distribution of Fund Shares	15
Distributions	15
Taxes	15
Financial Highlights	19
How to Obtain More Information About Scotia Institutional Funds	back cover

DYNAMIC U.S. GROWTH FUND

Investment Objective: The investment objective of the Dynamic U.S. Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic U.S. Growth Fund - Institutional Shares	Dynamic U.S. Growth Fund - Class I Shares	Dynamic U.S. Growth Fund - Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Other Expenses	0.38%(1)	0.48%	0.63%(1)
Shareholder Servicing Fee	None	0.10%	0.25%
Total Annual Fund Operating Expenses(2)	1.03%	1.13%	1.28%
Fee Waivers and Reimbursements	(0.29)%	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.74%	0.84%	0.99%
(1)	“Other Expenses” for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
(2)	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for Institutional Shares, 0.84% for Class I Shares and 0.99% for Class II Shares until January 31, 2015. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

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	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$7,558	$29,896	$54,044	$123,317
Class I Shares	$214	$826	$1,486	$3,372
Class II Shares	$101	$377	$674	$1,520

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 345.12% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach. The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, Scotia Institutional Asset Management US Ltd. (the “Sub-Adviser”) seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group. While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure in one or more sectors of the economy, especially the more growth-oriented sectors, such as the information technology, consumer discretionary and health care sectors.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

  analyze financial data and other information sources;
  assess the quality of management; and
  conduct company interviews, where possible.

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Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total return. Information technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the information technology sector, and the Fund’s investments in information technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

While the Fund’s portfolio turnover rate may exceed 400%, the Fund’s portfolio turnover has typically ranged between 200%-350%.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information: The bar chart and performance table below provide an indication of the risk of an investment in the Fund by showing the Fund’s performance for its first full calendar year since its inception. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theSIFunds.com or by calling 1-888-572-0968.

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Annual Return

For the years ended December 31

Best Quarter 9/30/13	23.87%

Worst Quarter 9/30/11	(16.50)%

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1 Year	Since Inception (April 1, 2009)*

Before Taxes	42.08%	29.29%

After Taxes on Distributions	37.40%	26.94%

After Taxes on Distributions and Sale of Fund Shares	24.64%	23.11%

Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	33.48%	22.30%

* While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.

Investment Adviser: Scotia Institutional Investments US, LP (formerly, DundeeWealth US, LP), 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: Scotia Institutional Asset Management US, Ltd. (formerly, GCIC US Ltd.)

Portfolio Manager:

Noah Blackstein

Vice President & Portfolio Manager

Scotia Institutional Asset Management US, Ltd.

Length of Service: Since Inception

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Purchasing, Selling and Exchanging Fund Shares: To purchase Institutional Shares of the Fund for the first time, you must invest at least $1,000,000. To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day). The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address: Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	Express Mail Address: Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Additionally, you will recognize gain or loss when you redeem shares. However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More Information about the Fund

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Adviser does, you could lose all or some of your investment in the Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

On December 19, 2013, the Board of Trustees of Scotia Institutional Funds approved an Agreement and Plan of Reorganization with respect to the Fund (the “Plan”). The Plan provides for the transfer of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, Dynamic U.S. Growth Fund (the “Acquiring Fund”), a newly-created series of The RBB Fund, Inc., in exchange for the Acquiring Fund’s shares with the same aggregate net asset value as shares of the Fund, which would be distributed pro rata by the Fund to the holders of its shares in complete liquidation of the Fund (the “Reorganization”). The Sub-Adviser is the investment adviser of the Acquiring Fund. The investment objectives of the Acquiring Fund and the Fund are the same, and the investment policies and strategies of the Acquiring Fund and the Fund are identical. Thus, the Reorganization will not result in any change in the day-to-day portfolio management of the Fund’s investment portfolio and is intended to be a nontaxable transaction for federal income tax purposes. The Reorganization is subject to approval by the shareholders of the Fund. A special meeting of shareholders of the Fund will be held on March 14, 2014 to seek approval of the Plan and the related Reorganization (the “Shareholder Meeting”). A related proxy statement in connection with the Shareholder Meeting that further describes the Plan and the Reorganization will be distributed to shareholders in advance of the Shareholder Meeting.

Portfolio Composition

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its respective name (the “80% Policy”). This policy is non-fundamental and can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders. For purposes of the 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund must comply with its 80% Policy at the time it invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

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More Information About Risk

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Small/Mid Cap Company Risk – The Fund may invest in small capitalization and mid capitalization companies as part of its principal investment strategy. Small capitalization and mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices.

Non-diversification Risk – The Fund is non-diversified and invests in a limited number of securities. Non-diversification risk is the risk that the Fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments, than if it were diversified.

Portfolio Turnover – The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser and/or Sub-Adviser determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser’s or Sub-Adviser’s control. These transactions will increase the Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

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More Information About Fund Investments

This prospectus describes the Fund’s primary strategies. The Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goals.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of the Fund, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective.

Information About Portfolio Holdings

A complete schedule of the Fund’s portfolio holdings, current as of month-end, will be available on the Fund’s website at www.theSIFunds.com no earlier than 10 days, and generally within 60 days, after the end of each calendar month. This information will remain available on the website until the Fund files with the SEC its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Investment Adviser

Scotia Institutional Investments US, LP (the “Adviser” or “SII”) serves as the investment adviser to the Fund. The Adviser’s principal place of business is 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312. As of December 31, 2013, SII had approximately $199 million in assets under management. Subject to the Board of Trustees’ supervision, SII continuously reviews, supervises and administers the Fund’s investment programs. SII also ensures compliance with the Fund’s investment policies and guidelines.

For its services, the Adviser is entitled to a management fee of 0.65% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund. During the fiscal year ended September 30, 2013, after taking into account fee waivers and expense reimbursements, the Adviser received 0.47% (expressed as a percentage of average net assets) from the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for the Institutional Shares, 0.84% for the Class I Shares and 0.99% for Class II Shares with respect to the Fund until January 31, 2015. If it becomes unnecessary for the Adviser to waive fees or make reimbursements with respect to the Fund, the Adviser may retain the difference between the Total Annual Fund Operating Expenses and the respective percentage to recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses of the Fund (excluding taxes, extraordinary expenses, broker commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver of reimbursement.

As investment adviser to the Fund, SII has responsibility over any Sub-Adviser.

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Investment Sub-Adviser

Scotia Institutional Asset Management US, Ltd. (formerly, GCIC, US Ltd.) (the “Sub-Advisor” or “SIAM”), an affiliate of the Adviser, serves as Sub-Adviser to the Fund. The Sub-Adviser’s principal place of business is Dundee Place, 1 Adelaide St. E., Ste. 2900, Toronto, ON MSC 2V9. As Sub-Adviser, SIAM makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of December 31, 2013, SIAM had approximately $229 million in assets under management and advisement. For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement is available in the Fund’s semi-annual report to shareholders for the six months ended March 31, 2013.

Portfolio Manager

The Fund is managed by Noah Blackstein. Noah joined SIAM in 1997 and is a member of the firm’s Power Growth investment team. Previously, Noah served as Associate Portfolio Manager at BPI Mutual Funds. Noah is frequently quoted in industry publications and has been a featured guest on CNBC and other respected financial news programs. Noah is a graduate of the University of Toronto and holds his Chartered Financial Analyst designation.

More Information About Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Scotia Institutional Fund shares.

Institutional Shares of the Fund are primarily for institutional investors investing for their own or their customers’ accounts.

Class I Shares of the Fund are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

Class II Shares of the Fund are primarily for certain individual investors and investments made through financial institutions or intermediaries.

How to Purchase Fund Shares

To purchase shares directly from the Fund, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. The minimum initial investment for Institutional Shares is $1,000,000, the minimum initial investment for Class I Shares is $25,000 and the minimum initial investment for Class II Shares is $2,000. There are no sales charges when you purchase shares of the Scotia Institutional Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable to “Scotia Institutional Funds” in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay

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by money order or traveler’s check). The Fund does not accept third-party checks or credit card purchases. The Fund may accept initial investments of amounts smaller than the minimum initial investment for eligible retirement account investors and in connection with the Fund’s participation in third-party distribution platforms and in certain other circumstances at its discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund’s policy on short-term trading, see “Market Timing Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after the Fund receives your purchase order.

The Fund calculates its NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day’s NAV, the Fund or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser’s name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver’s license or passport, and a representative of the Fund may telephone you to verify information you have provided. If you do not provide the required information, or if the Fund’s representatives are unable to verify your identity, the Fund reserves the right to close your account or take such other steps as deemed reasonable. If the NYSE closes early – such as on days in advance of certain generally observed holidays – the Fund reserves the right to calculate the NAV as of the earlier closing time.

How the Fund Calculates NAV

The NAV for a Fund share is the value of that share’s portion of all of the net assets of the Fund. In calculating the NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

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Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, the Fund may invest in stocks of foreign companies that are traded on global exchanges. There may be limited circumstances in which the Fund would price its securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculates its NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of

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changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Fund (or an authorized broker) receives your request.

Receiving Your Money

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Fund may also redeem in kind to discourage short-term trading of shares.

Involuntary Redemptions of Your Shares

If your account balance drops below $1,000,000 in the case of Institutional Shares, $25,000 in the case of Class I Shares and $2,000 in the case of Class II Shares because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange your shares for the same share class of another Scotia Institutional Fund on any Business Day by contacting the Fund directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Market Timing Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

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You may exchange Institutional Shares of the Fund for Institutional Shares of any other Scotia Institutional Fund. You may exchange Class I Shares of the Fund for Class I Shares of any other Scotia Institutional Fund. You may exchange Class II Shares of the Fund for Class II Shares of any other Scotia Institutional Fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Other Policies

Market Timing Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund’s holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Trustees. For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

•	Shareholders are restricted from making more than 4 “round trips” into or out of the Fund in any calendar year. If a shareholder exceeds this amount, the Fund may, at its discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund.
•	The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund seeks to apply these policies to the best of its ability uniformly and in a manner it believes is consistent with the interests of the Fund’s long-term shareholders. Purchases and redemptions made through the Fund’s Systematic Investment/Withdrawal Plans are exempt from these policies.

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Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Fund cannot assure that its policies will be enforced with regard to Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is not provided within a timeframe established in the sole discretion of the Fund, your account will be “frozen” with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Fund reserves the right to close your account at the then-current day’s price if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund cannot verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

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Shareholder Servicing Plan

The Fund has adopted Shareholder Servicing Plans (the “Service Plans”) that allow Class I and Class II Shares of the Fund to use their assets to pay service fees to firms that provide shareholder services (“Service Providers”). Under the Service Plans, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.10% of its Class I Shares’ and 0.25% of its Class II Shares’ average daily net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Fund’s SAI. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. The Fund may reimburse the Adviser for Additional Payments.

Distribution of Fund Shares

Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Portland, ME 04101, serves as principal underwriter to Scotia Institutional Funds pursuant to a Distribution Agreement.

Distributions

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

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Distributions

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of the Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 23.8% (which includes a 3.8% Medicare tax). Also, Fund distributions to noncorporate shareholders attributable to “qualified dividends” received by a Fund from U.S. and certain foreign corporations will generally be taxed at long-term capital gain rates, as long as certain other requirements are met. The amount of the Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations. The high anticipated portfolio turnover rate of the Fund makes it likely that a significant portion of its distributions will not qualify for this favorable rate. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your shares for shares of another Scotia Institutional Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, including, among other things, shares acquired pursuant to dividend reinvestment with respect to the Fund. If disallowed, such a loss will be reflected instead in an upward adjustment to the basis of the shares acquired.

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For shares acquired on or after January 1, 2012, the Fund (or relevant broker or financial advisor) is required to compute and report to the Internal Revenue Service and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless you borrowed to acquire the shares.

Backup Withholding

The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide correct taxpayer identification numbers in the manner required, who have been made subject to “backup withholding” by the Internal Revenue Service for failure to properly include on their returns payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so that they are “exempt recipients” or are otherwise not subject to backup withholding. The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Fund will generally be exempt from U.S. tax. In addition, for taxable years of the Fund beginning before January 1, 2014, distributions attributable to qualifying interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax. All other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the U.S. and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement to these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Fund.

Different U.S. tax rules apply to a foreign shareholder if an investment in the Fund is connected to a trade or business of the shareholder in the U.S. or the shareholder is present in the U.S. for 183 days or more in a year.

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In addition, beginning July 1, 2014, the Fund will generally be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in the Fund could have additional tax consequences. This summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investment in the Fund.

Additional tax information is provided in the Fund’s SAI.

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Financial Highlights

The following financial highlights are intended to help you understand the Fund’s financial performance since inception. The table that follows presents performance information about Class I Shares of the Fund. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund. The information for the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011 has been audited by KPMG LLP. For the September 30, 2013 fiscal year, KPMG LLP’s report, along with the Fund’s financial statements, is included in the Fund’s 2013 Annual Report, which is available, without charge, upon request. Information for the fiscal years prior to September 30, 2011 was audited by former independent registered public accounting firms of Scotia Institutional Funds. Class II shares and Institutional shares of the Fund have not commenced operations as of the date of this prospectus, and therefore no financial highlights information is presented for these Classes.

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DYNAMIC U.S. GROWTH FUND – CLASS I SHARES

For a Fund Share Outstanding Throughout each Period

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(3)
Net Asset Value - Beginning of Period	$22.45	$18.83	$16.36	$12.32	$10.00
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.14)	(0.16)	(0.16)	(0.13)	(0.05)
Net realized and unrealized gain on investments	5.14	4.21	2.82	5.80	2.37
Total from investment operations	5.00	4.05	2.66	5.67	2.32

Less Distributions:
Dividends from net investment income	--	--	--	(0.23)	--
Distributions from realized capital gains	--	(0.50)	(0.24)	(1.40)	--
Total distributions	--	(0.50)	(0.24)	(1.63)	--
Redemption fees added to paid-in capital(1)	--	0.07	0.05	0.00(2)	--

Net Asset Value – End of Period	$27.45	$22.45	$18.83	$16.36	$12.32

Total Return(4)	22.27%	22.31%	16.54%	49.82%	23.20%(5)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$55,737	$59,007	$53,332	$10,319	$616
Operating expenses:
Before expense reimbursement/waiver	1.13%	1.25%	1.32%	6.14%	30.21%(6)
After expense reimbursement/waiver	0.86%	0.95%	0.95%	0.95%	0.95%(6)
Net investment loss:
After expense reimbursement/waiver	(0.63)%	(0.75)%	(0.80)%	(0.90)%	(0.83)%(6)
Portfolio turnover rate	345.12%	323.54%	358.15%	244.38%	205.10%(5)

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Amount represents less than $0.005 per share.
(3)	The Fund commenced investment operations on March 31, 2009.
(4)	Total returns may reflect adjustments to conform to generally accepted accounting principles.
(5)	Non-annualized.
(6)	Annualized.

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Scotia Institutional Funds

Investment Adviser	Legal Counsel

Scotia Institutional Investments US, LP	Drinker Biddle & Reath LLP
1055 Westlakes Drive	One Logan Square, Ste. 2000
Suite 301	Philadelphia, PA 19103-6996
Berwyn, PA 19312

Distributor

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI): The SAI includes detailed information about the Fund and Scotia Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

By Telephone: 1-888-572-0968

By Mail:	Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679

By Internet: The Fund makes available the SAI, annual report and semi-annual reports free of charge on the Fund’s website at http://www.theSIFunds.com.

From the SEC: You can also obtain the SAI, as well as other information about Scotia Institutional Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Scotia Institutional Funds’ Investment Company Act registration number is 811-21913.

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Prospectus

February 1, 2014

Mount Lucas U.S. Focused Equity Fund

a series of Scotia Institutional Funds ( formerly, DundeeWealth Funds)

Class I Shares (Ticker: BMLEX)

Class II Shares

Investment Adviser:

Scotia Institutional Investments US, LP

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

Page

Summary Section	1
More Information About the Fund	5
More Information About Risk	5
More Information About Fund Investments	6
Information About Portfolio Holdings	6
Investment Adviser	7
Investment Sub-Adviser	7
Investment Team	7
More Information About Purchasing, Selling and Exchanging Fund Shares	8
Other Policies	12
Distribution of Fund Shares	14
Distributions	14
Taxes	14
Financial Highlights	17
How to Obtain More Information About Scotia Institutional Funds	back cover

Mount Lucas U.S. Focused Equity Fund

Investment Objective: The investment objective of the Mount Lucas U.S. Focused Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you pay if you buy and hold Fund shares.

	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses	0.50%	0.75% (1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses(2)	1.25%	1.50%
Fee Waivers and Reimbursements	(0.30)%	(0.30)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.95%	1.20%

(1)	“Other Expenses” for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
(2)	The investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until January 31, 2015. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$242	$917	$1,644	$3,712
Class II Shares	$122	$445	$790	$1,765

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103.55% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, in U.S. common stocks and other equity securities. The Fund will invest at least 80% of its assets in U.S. common stocks and equity securities. The Fund’s sub-adviser, Mount Lucas Management LP (the “Sub-Adviser”), selects investments for the Fund based upon a proprietary equity model developed by the firm’s principals that screens and ranks stocks within the S&P

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500® Index. The Sub-Adviser’s approach is purely quantitative. The computer equity model identifies stocks for purchase using a combination of fundamental value and price momentum criteria. Price momentum is calculated as the percentage change in the price of a stock between two dates. These securities may be traded over-the-counter or listed on an exchange. While the Fund will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure in one or more sectors of the economy if the Sub-Adviser’s computer equity model favors such sector or sectors.

The Sub-Adviser’s strategy maintains a focus on the large-cap universe and seeks to capitalize on the Sub-Adviser’s belief that several ideas can lead to returns greater than the S&P 500® Index: deep value stocks may outperform the market over the long-term, momentum can persist within the market, fewer stocks in a strategy may be beneficial, a long-term investment horizon is necessary because strategies need time to work, and asset weighted portfolio construction may hurt returns in the long-run.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in large value companies, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund is non-diversified and invests in a limited number of securities, typically 20 to 40 stocks. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Performance Information: The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”) Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theSIFunds.com or by calling 1-888-572-0968.

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Annual Returns

For the years ended December 31

Best Quarter 6/30/09	26.55%

Worst Quarter 12/31/08	(24.89)%

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1 Year	5 Years	Since Inception (October 1, 2007) *
Before Taxes	42.32%	21.32%	5.58%
After Taxes on Distributions	37.85%	20.37%	4.79%
After Taxes on Distributions and Sale of Fund Shares	26.64%	17.42%	4.28%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.94%	5.18%

* While the Fund commenced operations on September 28, 2007, the Fund began investing consistent with its investment objective on October 1, 2007.

Investment Adviser: Scotia Institutional Investments US, LP (formerly, DundeeWealth US, LP), 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: Mount Lucas Management LP

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Portfolio Managers:

Tim Rudderow President and Chief Investment Officer Mount Lucas Management LP Length of Service: Since 1986
Nan Lu Portfolio Manager and Director of Quantitative Equities Mount Lucas Management LP Length of Service: Since 2004

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address: Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	Express Mail Address: Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Additionally, you will recognize gain or loss when you redeem shares. However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More Information About the Fund

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Adviser does, you could lose all or some of your investment in the Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

On November 19, 2013, the Board of Trustees of Scotia Institutional Funds approved an Agreement and Plan of Reorganization with respect to the Fund (the “Plan”). The Plan provides for the transfer of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, Mount Lucas U.S. Focused Equity Fund (the “Acquiring Fund”), a newly-created series of FundVantage Trust, in exchange for the Acquiring Fund’s shares with the same aggregate net asset value as shares of the Fund, which would be distributed pro rata by the Fund to the holders of its shares in complete liquidation of the Fund (the “Reorganization”). The Sub-Adviser is the investment adviser of the Acquiring Fund. The investment objectives of the Acquiring Fund and the Fund are the same, and the investment policies and strategies of the Acquiring Fund and the Fund are identical. Thus, the Reorganization will not result in any change in the day-to-day portfolio management of the Fund’s investment portfolio and is intended to be a nontaxable transaction for federal income tax purposes. The Reorganization is subject to approval by the shareholders of the Fund. A special meeting of shareholders of the Fund will be held on March 7, 2014 to seek approval of the Plan and the related Reorganization (the “Shareholder Meeting”). A related proxy statement in connection with the Shareholder Meeting that further describes the Plan and the Reorganization has been distributed to shareholders.

Portfolio Composition

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). This is a non-fundamental policy that can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders. For purposes of this 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

More Information About Risk

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to

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fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Portfolio Turnover – The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Sub-Adviser determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Sub-Adviser’s control. These transactions will increase the Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies. The Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that theFund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of the Fund, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective.

Information About Portfolio Holdings

A complete schedule of the Fund’s portfolio holdings, current as of month-end, will be available on the Fund’s website at www.theSIFunds.com no earlier than 10 days, and generally within 60 days, after the end of each calendar month. This information will remain available on the website until the Fund files with the SEC its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

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Investment Adviser

Scotia Institutional Investments US, LP (formerly, DundeeWealth US, LP) (the “Adviser” or “SII”) serves as the investment adviser to the Fund. The Adviser’s principal place of business is 1055 Westlakes Drive, Suite 301, Berwyn PA 19312. As of December 31, 2013, SII had approximately $199 million in assets under management. Subject to the Board of Trustees’ supervision, SII continuously reviews, supervises and administers the Fund’s investment programs. SII also ensures compliance with the Fund’s investment policies and guidelines.

For its services, the Adviser is entitled to a management fee of 0.75% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund. During the fiscal year ended September 30, 2013, after taking into account fee waivers and expense reimbursements, the Adviser received 0.45% (expressed as a percentage of net assets) from the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares with respect to the Fund until January 31, 2015. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

As investment adviser to the Fund, SII has responsibility over any Sub-Adviser.

Investment Sub-Adviser

Mount Lucas Management LP (the “Sub-Adviser” or “Mount Lucas”) serves as sub-adviser to the Fund. The Sub-Adviser’s principal place of business is 405 South State Street, Newtown, PA 18940. As Sub-Adviser, Mount Lucas makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of December 31, 2013, Mount Lucas had approximately $1.4 billion in assets under management. For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement is available in the Fund’s semi-annual report to shareholders for the six months ended March 31, 2013.

Investment Team

The Fund is managed by a team of investment professionals. All members of the investment team play an integral part in overseeing the quantitative computer model that selects the Fund’s investments. The members of the Fund’s management team are listed below.

Tim Rudderow

President & CIO

Mr. Rudderow was a co-founder of Mount Lucas in 1986 and is the firm’s President, overseeing all of its activities. He has been in the investment business for more than thirty years, beginning in the late 1970s at Commodities Corporation where he worked on the grain markets and on the design and management of technical trading systems. Mr. Rudderow holds a BA in Mathematics from Rutgers University and an MBA in Management Analysis from Drexel University.

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Nan Lu

Portfolio Manager & Director of Quantitative Equities

Ms. Lu has worked in financial analytical modeling and simulation since 2000. A specialist in stochastic modeling of international financial markets, she provides key leadership in risk management, financial engineering and dynamic optimization. Before joining Mount Lucas in 2004, Ms. Lu was a founding partner of Frontier Wealth Management. Ms. Lu received a Masters degree from Princeton University in Financial Engineering and a PhD from The Johns Hopkins University in Computational Fluid Dynamics.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

More Information About Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Scotia Institutional Fund shares.

Class I Shares of the Fund are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

Class II Shares of the Fund are primarily for certain individual investors and investments made through financial institutions or intermediaries.

How to Purchase Fund Shares

To purchase shares directly from the Fund, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. The minimum initial investment for Class I Shares is $25,000 and the minimum initial investment for Class II Shares is $2,000. There are no sales charges when you purchase shares of the Scotia Institutional Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable to “Scotia Institutional Funds” in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler’s check). The Fund does not accept third-party checks or credit card purchases. The Fund may accept initial investments of amounts smaller than the minimum initial investment for eligible retirement account investors and in connection with the Fund’s participation in third-party distribution platforms and in certain other circumstances at its discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

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The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund’s policy on short-term trading, see “Market Timing Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after the Fund receives your purchase order.

The Fund calculates the NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day’s NAV, the Fund or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser’s name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver’s license or passport, and a representative of the Fund may telephone you to verify information you have provided. If you do not provide the required information, or if the Fund’s representatives are unable to verify your identity, the Fund reserves the right to close your account or take such other steps as deemed reasonable. If the NYSE closes early – such as on days in advance of certain generally observed holidays – the Fund reserves the right to calculate the NAV as of the earlier closing time.

How the Fund Calculates NAV

The NAV for a Fund share is the value of that share’s portion of all of the net assets of the Fund. In calculating the NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America may be provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the

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security’s local market between the time of local closing and the time at which the Fund calculates NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Fund (or an authorized broker) receives your request.

Receiving Your Money

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to

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pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Fund may also redeem in kind to discourage short-term trading of shares.

Involuntary Redemptions of Your Shares

If your account balance drops below $25,000 in the case of Class I shares because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange your shares for the same share class of another Scotia Institutional Fund on any Business Day by contacting the Fund directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Market Timing Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

You may exchange Class I Shares of the Fund for Class I Shares of any other Scotia Institutional Fund.

You may exchange Class II Shares of the Fund for Class II Shares of any other Scotia Institutional Fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

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Other Policies

Market Timing Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund’s holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Trustees. For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

•	Shareholders are restricted from making more than 4 “round trips” into or out of the Fund in any calendar year. If a shareholder exceeds this amount, the Fund may, at its discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.
•	The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund seeks to apply these policies to the best of its ability uniformly and in a manner it believes is consistent with the interests of the Fund’s long-term shareholders. Purchases and redemptions made through the Fund’s Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

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Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is not provided within a timeframe established in the sole discretion of the Fund, your account will be “frozen” with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Fund reserves the right to close your account at the then-current day’s price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund cannot verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan (the “Service Plan”) that allows Class II Shares of the Fund to use its assets to pay service fees to firms that provide shareholder services (“Service Providers”). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.25% of its Class II Shares’ average daily net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

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Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the SAI. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. The Fund may reimburse the Adviser for Additional Payments.

Distribution of Fund Shares

Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Portland, ME 04101, serves as principal underwriter to Scotia Institutional Funds pursuant to a Distribution Agreement. The Distributor is not affiliated with the Adviser or any other service provider for the Fund.

Distributions

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax

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purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of the Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 23.8% (which includes a 3.8% Medicare tax). Also, Fund distributions to non-corporate shareholders attributable to “qualified dividends” received by the Fund from U.S. and certain foreign corporations will generally be taxed at long-term capital gain rates, as long as certain other requirements are met. The amount of the Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your class of shares for the same class of shares of another Scotia Institutional Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Fund (or relevant broker or financial advisor) is required to compute and report to the Internal Revenue Service and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods

15

and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless you borrowed to acquire the shares.

Backup Withholding

The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Fund will generally be exempt from U.S. tax. In addition, for taxable years of the Fund beginning before January 1, 2014, distributions attributable to qualifying interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax. All other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Fund.

Different U.S. tax rules apply to a foreign shareholder, however, if an investment in the Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

In addition, beginning on July 1, 2014, the Fund will generally be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in the Fund could have additional tax consequences. This summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.

Additional tax information is provided in the Fund’s SAI.

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Financial Highlights

The following financial highlights are intended to help you understand the Fund’s financial performance since inception. The table that follows presents performance information about Class I Shares of the Fund. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund. The information for the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011 has been audited by KPMG LLP. For the September 30, 2013 fiscal year, KPMG LLP’s report, along with the Fund’s financial statements, is included in the Fund’s 2013 Annual Report, which is available, without charge, upon request. Information for the fiscal years prior to September 30, 2011 was audited by former independent registered public accounting firms of the Scotia Institutional Funds. Class II Shares of the Fund have not commenced operations as of the date of this prospectus, and therefore no financial highlight information is presented for that class.

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MOUNT LUCAS U.S. FOCUSED EQUITY FUND – CLASS I SHARES

For a Fund Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2013	2012	2011	2010	2009
Net Asset Value - Beginning of Period	$8.72	$7.09	$7.69	$6.49	$7.07
Income (Loss) from Investment Operations:
Net investment income(1)	0.17	0.12	0.14	0.07	0.10
Net realized and unrealized gain (loss) on investments	2.43	1.66	(0.81)	1.19	(0.51)
Total from investment operations	2.60	1.78	(0.67)	1.26	(0.41)

Less Distributions:
Dividends from net investment income	(0.13)	(0.16)	(0.05)	(0.07)	(0.17)
Total distributions	(0.13)	(0.16)	(0.05)	(0.07)	(0.17)
Adviser contribution	--	0.01	0.12	--	--
Redemption fees added to paid-in capital(1)	-	-	0.00 (2)	0.01	0.00 (2)

Net Asset Value – End of Period	$11.19	$8.72	$7.09	$7.69	$6.49

Total Return	30.16%	25.38%(3)	(7.25)% (3)	19.60%	(5.16)%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$45,540	$26,060	$17,003	$9,588	$3,827
Operating expenses:
Before expense reimbursement/waiver	1.25%	1.74%	1.74%	3.39%	7.91%
After expense reimbursement/waiver	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income: After expense reimbursement/waiver	1.70%	1.50%	1.68%	0.95%	1.92%
Portfolio turnover rate	103.55%	118.67%	102.57%	120.20%	178.60%

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Amount represents less than $0.005.
(3)	Absent the Adviser Contribution per the Agreement between the Adviser and the Fund, as described in Note 5 of the Fund’s annual report to shareholders for the fiscal year ended September 30, 2013, total return would have been 25.23% and (8.82)% for the years ended September 30, 2012 and 2011, respectively .
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Scotia Institutional Funds

Investment Adviser	Legal Counsel

Scotia Institutional Investments US, LP	Drinker Biddle & Reath LLP
1055 Westlakes Drive	One Logan Square, Ste. 2000
Suite 301	Philadelphia, PA 19103-6996
Berwyn, PA 19312

Distributor

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI): The SAI includes detailed information about the Fund and Scotia Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

By Telephone: 1-888-572-0968

By Mail:	Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679

By Internet: The Fund makes available the SAI, annual report and semi-annual reports free of charge on the Fund’s website at http://www.theSIFunds.com.

From the SEC: You can also obtain the SAI, as well as other information about Scotia Institutional Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Scotia Institutional Funds’ Investment Company Act registration number is 811-21913.

Prospectus

February 1, 2014

Smith Group Large Cap Core Growth Fund

a series of Scotia Institutional Funds (formerly, DundeeWealth Funds)

Class I Shares (Ticker: BSLGX)

Class II Shares

Investment Adviser:

Scotia Institutional Investments US, LP

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

Page

Summary Section	1
More Information About the Fund	5
More Information About Risk	5
More Information About Fund Investments	6
Information About Portfolio Holdings	6
Investment Adviser	6
Investment Sub-Adviser	7
Investment Team	7
More Information About Purchasing, Selling and Exchanging Fund Shares	8
Other Policies	11
Distribution of Fund Shares	14
Distributions	14
Taxes	14
Financial Highlights	18
How to Obtain More Information About Scotia Institutional Funds	back cover

smith group large cap core growth fund

Investment Objective: The investment objective of the Smith Group Large Cap Core Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you pay if you buy and hold Fund shares.

	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.61%	0.61%
Other Expenses	0.33%	0.58% (1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses(2)	0.94%	1.19%
Fee Waivers and Reimbursements	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.79%	1.04%

(1)	“Other Expenses” for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
(2)	The investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.79% for Class I Shares and 1.04% for Class II Shares until January 31, 2015. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$202	$712	$1264	$2,852
Class II Shares	$106	$363	$640	$1,430

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.40% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in U.S. common stocks and other equity securities of large capitalization companies that Smith Asset Management Group, L.P. (the “Sub-Adviser”), believes will have the highest probability of an earnings growth rate that exceeds investor expectations. The Sub-Adviser defines large capitalization companies as companies within the range of the capitalization of companies constituting the Russell 1000® Growth Index. As of December 31, 2013, the capitalization range of the Russell 1000® Growth Index was between approximately $369 million and $509.8 billion. These securities may be traded over the counter or listed on an exchange.

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When selecting investments for the Fund, the Sub-Adviser employs quantitative and qualitative analysis to identify high quality companies that they believe have the ability to accelerate earnings growth and exceed investor expectations. The security selection process consists of three steps. Beginning with a universe of large capitalization stocks, the Sub-Adviser’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market. The Sub-Adviser considers four primary factors when conducting the risk control and valuation screens. Those factors are: valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise. The process incorporates the following considerations: changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.

The first two screening steps produce a list of eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning. The investment team uses the results of this analysis to construct the portfolio for the Fund. While the Fund will not concentrate its investments in any one industry, the Fund may have a significant exposure to one or more sectors of the economy, such as the Information Technology sector.

Holdings in the portfolio become candidates for sale if the investment team identifies any negative investment or performance characteristics. Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings, or announcement of a buyout.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in larger, growing companies, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Performance Information : The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theSIFunds.com or by calling 1-888-572-0968.

2

Annual Returns

For the years ended December 31

Best Quarter 12/31/10	14.47%

Worst Quarter 12/31/08	(24.56)%

Average Annual Total Returns
For the Periods Ended December 31, 2013

	1 Year	5 Years	Since Inception (June 1, 2007) *
Before Taxes	35.15%	15.79%	3.31%
After Taxes on Distributions	31.72%	15.12%	2.84%
After Taxes on Distributions and Sale of Fund Shares	22.62%	12.77%	2.57%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.94%	5.12%

* While the Fund commenced operations on May 31, 2007, the Fund began investing consistent with its investment objective on June 1, 2007.

3

Investment Adviser: Scotia Institutional Investments US, LP (formerly DundeeWealth US, LP), 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312 .

Investment Sub-Adviser: Smith Asset Management Group, L.P.

Portfolio Managers:

Stephen S. Smith, CFA

Chief Executive Officer and Chief Investment Officer,

Smith Asset Management Group, L.P.; 1995 - Present

John D. Brim, CFA

Portfolio Manager and Chief Compliance Officer,
Smith Asset Management Group, L.P.; 1998 – Present

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address: Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	Express Mail Address: Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Additionally, you will recognize gain or loss when you redeem shares. However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

More Information About The Fund

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Adviser does, you could lose all or some of your investment in the Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

On September 12, 2013, the Board of Trustees of Scotia Institutional Funds approved an Agreement and Plan of Reorganization and Termination providing for the transfer of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, the Smith Group Large Cap Core Growth Fund, (the “Acquiring Fund”), a newly-created series of Advisers Investment Trust, in exchange for the Acquiring Fund’s shares, which will be distributed pro rata by the Fund to the holders of their shares in complete liquidation of the Fund (the “Reorganization”). The Reorganization was approved by shareholders of the Fund on January 30, 2014. It is anticipated that the Reorganization will take place on or about February 22, 2014 and will be a nontaxable transaction for federal income tax purposes.

Portfolio Composition

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). This is a non-fundamental investment policy that can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders. For purposes of this 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

More Information About Risk

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

5

Change in Market Capitalization – The Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for the Fund at the time of purchase later falls outside the range, which may occur because of market growth or depreciation, the Fund may continue to hold the security if, in the Sub-Adviser’s judgment, the security remains otherwise consistent with the Fund’s investment objective and strategies. However, this change could affect the Fund’s flexibility in making new investments.

Portfolio Turnover – The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Sub-Adviser determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Sub-Adviser’s control. These transactions will increase the Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to Shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies. The Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of the Fund, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective.

Information About Portfolio Holdings

A complete schedule of the Fund’s portfolio holdings, current as of month-end, will be available on the Fund’s website at www.theSIFunds.com no earlier than 10 days, and generally within 60 days, after the end of each calendar month. This information will remain available on the website until the Fund files with the SEC its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Investment Adviser

Scotia Institutional Investments US, LP (formerly, DundeeWealth US, LP) (the “Adviser” or “SII”) serves as the investment adviser to the Fund. The Adviser’s principal place of business is 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312. As of December 31, 2013, SII had approximately $199 million in assets under

6

management. Subject to the Board of Trustees’ supervision, SII continuously reviews, supervises and administers the Fund’s investment programs. SII also ensures compliance with the Fund's investment policies and guidelines.

For its services, the Adviser is entitled to a management fee of 0.61% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund. During the fiscal year ended September 30, 2013, after taking into account fee waivers and expense reimbursements, the Adviser received 0.46% (expressed as a percentage of average net assets) from the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.79% for Class I Shares and 1.04% for Class II Shares with respect to the Fund until January 31, 2015. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

As investment adviser to the Fund, SII has responsibility over any Sub-Adviser.

Investment Sub-Adviser

Smith Asset Management Group, L.P. (the “Sub-Adviser” or “Smith”) serves as the investment sub-adviser to the Fund. The Sub-Adviser’s principal place of business is 100 Crescent Court, Suite 1150, Dallas, TX 75201. Smith makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of December 31, 2013, Smith had approximately $2.6 billion in assets under management. For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement is available in the Fund’s semi-annual report to shareholders for the six months ended March 31, 2013.

Investment Team

The Fund is managed by a team of investment professionals headed by Stephen S. Smith. Although Mr. Smith is primarily responsible for making investment decisions for the Fund, each member of the investment team, regardless of title, plays an integral part in generating investment ideas and are involved in making securities recommendations for the Fund. The members of the Fund’s management team are listed below.

Stephen S. Smith, CFA

Chief Executive Officer and Chief Investment Officer, Smith Asset Management Group, L.P.; 1995 - Present

MBA – University of Alabama

BS Industrial Engineering – University of Alabama

Chartered Financial Analyst (CFA) awarded in 1981.

Member of the CFA Institute and the CFA Society of Dallas-Ft. Worth.

John D. Brim, CFA

Portfolio Manager and Chief Compliance Officer, Smith Asset Management Group, L.P.; 1998 – Present

BS Economics – Texas A&M University

Chartered Financial Analyst (CFA) awarded in 1998.

Member of the CFA Institute and the CFA Society of Dallas-Ft. Worth.

7

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

More Information About Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Scotia Institutional Fund shares.

Class I Shares of the Fund are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

Class II Shares of the Fund are primarily for certain individual investors and investments made through financial institutions or intermediaries.

How to Purchase Fund Shares

To purchase shares directly from the Fund, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. The minimum initial investment for Class I Shares is $25,000 and the minimum initial investment for Class II Shares is $2,000. There are no sales charges when you purchase shares of the Scotia Institutional Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable to “Scotia Institutional Funds” in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler’s check). The Fund does not accept third-party checks or credit card purchases. The Fund may accept initial investments of amounts smaller than the minimum initial investment for eligible retirement account investors and in connection with the Fund’s participation in third-party distribution platforms and in certain other circumstances at its discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund’s policy on short-term trading, see “Market Timing Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

8

General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after the Fund receives your purchase order.

The Fund calculates the NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day’s NAV, the Fund or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser’s name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver’s license or passport, and a representative of the Fund may telephone you to verify information you have provided. If you do not provide the required information, or if the Fund’s representatives are unable to verify your identity, the Fund reserves the right to close your account or take such other steps as deemed reasonable. If the NYSE closes early – such as on days in advance of certain generally observed holidays – the Fund reserves the right to calculate the NAV as of the earlier closing time.

How the Fund Calculates NAV

The NAV for a Fund share is the value of that share’s portion of all of the net assets of the Fund. In calculating the NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America may be provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculates NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

9

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Fund (or an authorized broker) receives your request.

Receiving Your Money

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Fund may also redeem in kind to discourage short-term trading of shares.

10

Involuntary Redemptions of Your Shares

If your account balance drops below $25,000 in the case of Class I Shares because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange your shares for the same share class of another Scotia Institutional Fund on any Business Day by contacting the Fund directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Market Timing Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

You may exchange Class I Shares of the Fund for Class I Shares of any other Scotia Institutional Fund. You may exchange Class II Shares of the Fund for Class II Shares of any other Scotia Institutional Fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Other Policies

Market Timing Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

11

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund’s holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Trustees. For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

•	Shareholders are restricted from making more than 4 “round trips” into or out of the Fund in any calendar year. If a shareholder exceeds this amount, the Fund may, at its discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.
•	The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund seeks to apply these policies to the best of its ability uniformly and in a manner it believes is consistent with the interests of the Fund’s long-term shareholders. Purchases and redemptions made through the Fund’s Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is not provided within a timeframe established in the sole discretion of the Fund, your account will be “frozen” with respect to additional purchases.

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Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Fund reserves the right to close your account at the then-current day’s price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund cannot verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan (the “Service Plan”) that allows Class II Shares of the Fund to use its assets to pay service fees to firms that provide shareholder services (“Service Providers”). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.25% of its Class II Shares’ average daily net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

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Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the SAI. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. The Fund may reimburse the Adviser for Additional Payments.

Distribution of Fund Shares

Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Portland, ME 04101, serves as principal underwriter to Scotia Institutional Funds pursuant to a Distribution Agreement.

Distributions

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund

14

distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of the Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 23.8% (which includes a 3.8% Medicare tax). Also, Fund distributions to non-corporate shareholders attributable to “qualified dividends” received by the Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rates, as long as certain other requirements are met. The amount of the Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your class of shares for the same class of shares of another Scotia Institutional Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund, within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Fund (or relevant broker or financial advisor) is required to compute and report to the Internal Revenue Service and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

15

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless you borrowed to acquire the shares.

Backup Withholding

The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Fund will generally be exempt from U.S. tax. In addition, for taxable years of the Fund beginning before January 1, 2014, distributions attributable to qualifying interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax. All other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Funds.

Different U.S. tax rules apply to a foreign shareholder, however, if an investment in the Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

In addition, beginning July 1, 2014, the Fund will generally be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities.

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Your investment in the Fund could have additional tax consequences. This short summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.

Additional tax information is provided in the Fund’s SAI.

17

Financial Highlights

The following financial highlights are intended to help you understand the Fund’s financial performance since inception. The table that follows presents performance information about Class I Shares of the Fund. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund. The information for the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011 has been audited by KPMG LLP. For the September 30, 2013 fiscal year, KPMG LLP’s report, along with the Fund’s financial statements, is included in the Fund’s 2013 Annual Report, which is available, without charge, upon request. Information for the fiscal years prior to September 30, 2011 was audited by former independent registered public accounting firms of Scotia Institutional Funds. Class II Shares of the Fund have not commenced operations as of the date of this prospectus, and therefore no financial highlight information is presented for that class.

18

SMITH GROUP LARGE CAP CORE GROWTH FUND – CLASS I SHARES

For a Fund Share Outstanding Throughout Each Period

	For the Year Ended September 30
	2013	2012	2011	2010	2009
Net Asset Value - Beginning of Period	$9.01	$7.15	$6.77	$6.31	$7.87
Income (Loss) from Investment Operations:
Net investment income(1)	0.10	0.04	0.05	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.66	1.84	0.37	0.46	(1.56)
Total from investment operations	1.76	1.88	0.42	0.48	(1.54)

Less Distributions:
Dividends from net investment income	(0.07)	(0.02)	(0.04)	(0.02)	(0.02)
Total distributions	(0.07)	(0.02)	(0.04)	(0.02)	(0.02)
Redemption fees added to paid-in capital(1)	-	0.00 (2)	0.00 (2)	0.00 (2)	--

Net Asset Value – End of Year	$10.70	$9.01	$7.15	$6.77	$6.31

Total Return	19.74%	26.37%	6.15%	7.64%	(19.59)%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year (in 000’s)	$57,572	$67,141	$52,671	$41,990	$26,880
Operating expenses:
Before expense reimbursement/waiver	0.94%	1.06%	1.29%	1.99%	2.59%
After expense reimbursement/waiver	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income: After expense reimbursement/waiver	1.01%	0.43%	0.61%	0.32%	0.35%
Portfolio turnover rate	66.40%	60.59%	84.41%	90.26%	138.18%

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Amount represents less than $0.005.

19

Scotia Institutional Funds

Investment Adviser	Legal Counsel

Scotia Institutional Investments US, LP	Drinker Biddle & Reath LLP
1055 Westlakes Drive	One Logan Square, Ste. 2000
Suite 301	Philadelphia, PA 19103-6996
Berwyn, PA 19312

Distributor

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI) : The SAI includes detailed information about the Fund and Scotia Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

By Telephone: 1-888-572-0968

By Mail:	Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679

By Internet: The Fund makes available the SAI, annual report and semi-annual reports free of charge on the Fund’s website at http://www.theSIFunds.com

From the SEC: You can also obtain the SAI, as well as other information about Scotia Institutional Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Scotia Institutional Funds’ Investment Company Act registration number is 811-21913.

STATEMENT OF ADDITIONAL INFORMATION

Dynamic U.S. Growth Fund
a series of Scotia Institutional Funds

Class I Shares (Ticker: DWUGX)
Class II Shares (Ticker:  DWUHX)
Institutional Shares (Ticker:  DWUIX)

February 1, 2014

Investment Adviser:
SCOTIA INSTITUTIONAL INVESTMENTS US, LP

Sub-Adviser:
Scotia Institutional Asset Management US, Ltd.

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the Scotia Institutional Funds (formerly, DundeeWealth Funds) (the “Trust”) and Dynamic U.S. Growth Fund (the “Fund”). This SAI should be read in conjunction with the Fund’s prospectus dated February 1, 2014, Annual Report dated September 30, 2013 and Semi-Annual Report dated March 31, 2013.  A copy of the prospectus, Annual Report and Semi-Annual Report may be obtained by calling 1-888-572-0968 or on the Trust’s website at www.theSIFunds.com. The financial statements and the notes contained in the Annual Report and Semi-Annual Report are incorporated by reference into this SAI.  No other part of the Annual Report or Semi-Annual Report is incorporated by reference herein. Terms that are defined in the prospectus shall have the same meanings in this SAI.

THE TRUST	S-1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND POLICIES	S-1
DESCRIPTION OF PERMITTED INVESTMENTS	S-2
INVESTMENT LIMITATIONS	S-11
ADVISER	S-12
SUB-ADVISER	S-13
SHAREHOLDER SERVICING	S-14
ADMINISTRATOR	S-14
DISTRIBUTOR	S-15
PAYMENTS TO FINANCIAL INSTITUTIONS	S-16
TRANSFER AGENT	S-16
CUSTODIAN	S-16
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-16
LEGAL COUNSEL	S-16
TRUSTEES AND OFFICERS OF THE TRUST	S-17
PRINCIPAL SHAREHOLDERS	S-23
PURCHASING AND REDEEMING SHARES	S-23
DETERMINATION OF NET ASSET VALUE	S-24
TAXES	S-25
FUND TRANSACTIONS	S-26
PORTFOLIO HOLDINGS	S-28
DESCRIPTION OF SHARES	S-29
SHAREHOLDER LIABILITY	S-29
DISTRIBUTION RIGHTS	S-29
LIMITATION OF TRUSTEES’ LIABILITY	S-29
PROXY VOTING	S-30
CODE OF ETHICS	S-30
FINANCIAL STATEMENTS	S-31
APPENDIX A – RATINGS	A-1
APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES	B-1

THE TRUST

General. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust (the “Declaration of Trust”) dated June 2, 2006, as amended and restated March 12, 2013 and as may be further amended from time to time.  The Declaration of Trust permits the Trust to offer separate series (“funds”) of units of beneficial interest (“shares”) and separate classes of shares within each fund.  The Trust reserves the right to create and issue shares of additional funds.  Each fund, including the Fund is a separate mutual fund, and each share of the fund represents an equal proportionate interest in that fund.  All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto.  The Trust pays, without limitation, its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses.  Expenses attributable to a specific fund and/or share class shall be payable solely out of the assets of that fund and/or share class.  Expenses not attributable to a specific fund and/or share class are allocated across all of the funds on the basis of relative net assets.  This SAI relates only to the Fund and not to any other funds of the Trust.

Voting Rights.  Each share held entitles the shareholder of record to one vote.  The Fund will vote separately on matters relating solely to it.  As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders.  Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.  Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval.  While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND POLICIES

On December 19, 2013, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization with respect to the Fund (the “Plan”).  The Plan provides for the transfer of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, Dynamic U.S. Growth Fund (the “Acquiring Fund”), a newly-created series of The RBB Fund, Inc., in exchange for the Acquiring Fund’s shares with the same aggregate net asset value as shares of the Fund, which would be distributed pro rata by the Fund to the holders of its shares in complete liquidation of the Fund (the “Reorganization”).  Scotia Institutional Asset Management US, Ltd. (the “Sub-Adviser”), the current sub-adviser of the Fund, is the investment adviser of the Acquiring Fund.  The investment objectives of the Acquiring Fund and the Fund are the same, and the investment policies and strategies of the Acquiring Fund and the Fund are identical.  Thus, the Reorganization will not result in any change in the day-to-day portfolio management of the Fund’s investment portfolio and is intended to be a nontaxable transaction for federal income purposes.  The Reorganization is subject to approval by the shareholders of the Fund.  A special meeting of shareholders of the Fund will be held on March 14, 2014 to seek approval of the Plan and the related Reorganization (the “Shareholder Meeting”).  A related proxy statement in connection with the Shareholder Meeting that further describes the Plan and the Reorganization will be distributed to shareholders in advance of the Shareholder Meeting.

The Fund’s investment objective and principal investment strategies are described in the prospectus.  The following information supplements, and should be read in conjunction with, the prospectus.  For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

The Fund seeks long-term capital appreciation.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “non-diversified” investment company under the 1940 Act.

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As its principal investment strategy, the Fund invests primarily in securities of U.S. companies as described in the prospectus.  Consistent with Rule 35d-1 the Fund has adopted a “non-fundamental” policy to invest at least 80% of its assets plus the amount of any borrowings for investment purposes, under normal circumstances in equity securities of U.S. companies chosen according to a growth oriented investment approach.  This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Portfolio Turnover Rate.  Portfolio turnover rate is defined under Securities and Exchange Commission (the “SEC”) regulations as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.  Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate.  Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one year.  The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the “Additional Information About Investment Objectives and Policies” section and the associated risk factors.  The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the stated investment policies.  Unless otherwise noted, the following investments are non-principal investments of the Fund.

American, European and Global Depositary Receipts.  American Depository Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers.  Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates.  Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers.  In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

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Equity Securities. As part of its principal investment strategy, the Fund invests in equity securities, primarily in the form of common stocks.  Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock and investments in income trust and MLP units.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded on registered exchanges or the over-the-counter market.  Equity securities are described in more detail below:

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Common Stock.  Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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Preferred Stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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Warrants.  Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.

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Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks.  Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.  When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Income Trusts - Despite the potential for attractive regular payments, income trust units are equity investments, not fixed income securities, and they share many of the risks inherent in stock ownership.  In addition, an income trust may lack diversification, as such trusts are primarily invested in oil and gas, pipelines, and other infrastructure; potential growth may be sacrificed because revenue is passed on to security holders, rather than reinvested in the business.  Income trusts do not guarantee minimum distributions or even return of capital; therefore, if the business starts to lose money, the trust can reduce or even eliminate distributions.

Income trusts are structured to avoid taxes at the entity level.  In a traditional corporate tax structure, net income is taxed at the corporate level and again as dividends in the hands of the investor.  An income trust generally pays no Canadian tax on earnings distributed directly to the security holders (but see reference below to potential future tax) and, if properly structured, should not be subject to U.S. Federal income tax.  This flow-through structure means that the distributions to income trust investors are generally higher than dividends from an equivalent corporate entity.

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Certain rules in the Income Tax Act (Canada) (the “Tax Act”) affect the taxation of specified investment flow-through entities (“SIFTs”), such as publicly traded income trusts and limited partnerships (other than certain real estate investment trusts)  and investors in those entities.  Incomes attributable to a SIFT’s “non-portfolio earnings” is taxed in a manner similar to income earned by a corporation, and distributions made by these entities to investors are taxed in a manner similar to dividends from taxable Canadian corporations and are deemed to be “eligible dividends” for the purposes of the enhanced dividend tax credit if paid or allocated to a resident of Canada.  Non-portfolio earnings are, generally, income (other than certain dividends) from, or capital gains realized on, “non-portfolio properties”.  If the Fund, or an underlying fund in which the Fund invests, holds interests in a SIFT trust or SIFT partnership that is subject to this tax, the amount available for distribution to the Fund may be reduced.  No assurance may be given that further review of the tax treatment of investment trusts and other flow-through entities will not be undertaken or that Canadian federal or provincial income tax law respecting investment trusts and other flow-through entities will not be changed in a manner that adversely affects the Fund and its shareholders.

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Small and Medium Capitalization Issuers.  The Fund may invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.  The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange.  Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Money Market Securities.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments (the types of which are discussed below) that would not ordinarily be consistent with the Fund’s objective.  For purposes of this policy, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as Standard & Poor’s or Moody’s, or determined by the Adviser or Sub-Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities.  Each of these types of money market securities is discussed in more detail below.  For a description of ratings, see Appendix A to this SAI.

U.S. Government Securities.  Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks,  Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies.  Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

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U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

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Receipts.  Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank.  The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts are sold as zero coupon securities.

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U.S. Government Zero Coupon Securities. STRIPS are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons.  Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes.  Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.  Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

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U.S. Government Agencies.  Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.  Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity.  Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of the Fund’s shares.

There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although the issuers of many U.S. Government agency obligations purchased by the Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government agency obligations held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

In September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA.  On June 16, 2010, FHFA ordered Fannie Mae’s and Freddie Mac’s stock de-listed from the New York Stock Exchange after the price of common stock in Fannie Mae fell below the New York Stock Exchange’s minimum average closing price of $1 for more than 30 days. The long-term effect that this conservatorship will have on Fannie Mae and Freddie Mac’s debt and equity and on securities guaranteed by Fannie Mae and Freddie Mac is unclear.

Commercial Paper.  Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities.  Maturities on these issues vary from a few to 270 days.

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Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks.  The Fund may invest in obligations issued by banks and other savings institutions.  Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks.  Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks.  These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund.  Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

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Bankers’ Acceptances.  Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank.  Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange.  Maturities are generally six months or less.

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Certificates of Deposit.  Certificates of deposit are interest-bearing instruments with a specific maturity.  They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.  Certificates of deposit with penalties for early withdrawal will be considered illiquid.

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Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.  Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.  Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Repurchase Agreements.   The Fund may enter into repurchase agreements with financial institutions.  The Fund  follows certain procedures designed to minimize the risks inherent in such agreements.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser and Sub-Adviser.  The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement).  Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral.  In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral.  However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.  It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets.  The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser or Sub-Adviser, liquidity or other considerations so warrant.

Securities of Other Investment Companies.  Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies and real estate investment trusts, represent interests in professionally managed portfolios that may invest in any type of instrument.  Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.  Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value.  Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies.  The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:  (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (iii) securities issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act, rule, or SEC staff interpretations thereunder.

REITs.  A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans.

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A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  By investing in REITs indirectly through the Fund, shareholders of the Fund will bear not only their proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (“Code”) or its failure to maintain exemption from registration under the 1940 Act.

Futures and Options on Futures.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”).  The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.  To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”).  The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5, and the Adviser is not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Fund. The Trust, on behalf of the Fund, is required to affirm the Fund’s “commodity pool operator” exclusion annually within 60 days of the start of the calendar year.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks.  To cover its position, the Fund may maintain with its custodian bank, a segregated account consisting of cash or liquid securities (i) equal to the contracts’ full notional value (in the case of contracts that are not required to “cash settle”) or (ii) in amounts (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act, the rules, and SEC interpretations thereunder.  The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.  Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract.  In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or liquid securities in a segregated account equal in value to the difference between the strike price of the put and the price of the futures contract.  The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.  The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

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The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option.  In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain cash or liquid securities in a segregated account equal in value to the difference between the strike price of the call and the price of the futures contract.  The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option.  The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund’s use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser’s or Sub-Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures.  In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options.  The Fund may trade and write put and call options on securities and securities indices, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.  See “Investment Limitations.”  A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period.  A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.  The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The initial purchase (sale) of an option contract is an “opening transaction.”  In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund will pay a premium when purchasing put and call options.  If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

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When the Fund trades or writes options, the Fund is required to “cover” its position in order to limit leveraging and related risks.  In the case of a call option, the option is “covered” if the Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other instruments held by it.  A call option is also covered if the Fund holds a call on the same instrument as the option written where the exercise price of the option held is (i) equal to or less than the exercise price of the option written, or (ii) greater than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.  The Fund may also cover options on securities by segregating cash or liquid assets, as permitted by applicable law, with a value, when added to any margin on deposit, that is equal to the market value of the securities in the case of a call option.  A put option is also covered if the Fund holds a put on the same instrument as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration which has been segregated by the Fund) upon conversion or exchange of other securities in its portfolio.  The Fund may also cover call and put options on a securities index by segregating cash or liquid assets, as permitted by applicable law, with a value, when added to any margin on deposit, that is equal to the market value of the underlying securities in the case of a call option or the exercise price in the case of a put option, or by owning offsetting options as described above.  The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), without limitation, to manage its exposure to exchange rates.  Call options on foreign currency written by the Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.

The Fund may write covered call options on securities as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.  When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.  When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.  When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price which may be in excess of the market value of such securities.

The Fund may purchase and write options, without limitation, on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security.  Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include:  (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

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Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued.  Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to fair value procedures approved by the Trust’s Board of Trustees.  Despite such good faith efforts to determine fair value prices, the Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition.  Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund.  Under the supervision of the Trust’s Board of Trustees, the Adviser and/or Sub-Adviser determines the liquidity of the Fund’s investments. In determining the liquidity of the Fund’s investments, the Adviser may consider various factors, including  (i) the frequency and volume of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).  The Fund will not invest more than 15% of its net assets in illiquid securities.

Restricted Securities.  Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration.  As consistent with the Fund’s investment objectives, the Fund may invest in Section 4(2) commercial paper.  Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment.  Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper.  The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust.  The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Borrowing.  The Fund may borrow money from a bank equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends.  Borrowing may exaggerate changes in the net asset value of the Fund’s shares and in the return on the Fund’s portfolio.  Although the principal of any borrowing will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.  The Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate.  These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Initial Public Offerings (“IPOs”).  The Sub-Adviser generally attempts to allocate IPOs on a pro rata basis.  However, due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, pro rata allocation may not always be possible.  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.  This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling shares of an IPO, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.  Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions.  They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.  They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals.  Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Special Note Regarding Market Events.   The instability in the financial markets that began in 2007 has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may continue to take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

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Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Fund’s holdings.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Fund that cannot be changed  without the consent of the holders of a majority of the Fund’s outstanding shares.  The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The  U.S. Growth Fund may not:

1.           Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

2.           Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

3.           Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4.           Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5.           Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

6.           Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 2 above, the Fund may borrow money from banks as permitted under the 1940 Act.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed by the Board of Trustees without shareholder approval.

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The Fund may not:

1.           Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund’s fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of a Fund’s total assets.

2.           Invest in companies for the purpose of exercising control.

3.           Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; (iii) make short sales “against the box”; and (iv) make short sales in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4.           Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5.           Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

6.           Enter into futures contracts and options on futures contracts except as permitted by the prospectus and in this SAI.

ADVISER

General.  Scotia Institutional Investments US, LP (formerly, DundeeWealth US, LP) is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940.  The Adviser was established in 2006 and offers investment management services for investment companies.  The Adviser is an indirect wholly-owned subsidiary of The Bank of Nova Scotia, a Canadian-based bank providing retail, commercial, corporate, investment and international banking services.

Advisory Agreement with the Trust.  The Trust and the Adviser have entered into an Investment Management Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser serves as the Investment Adviser for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.  The Adviser has selected and monitors the Sub-Adviser who makes investment decisions for the Fund.  After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.   The Board most recently approved the continuation of the Advisory Agreement at a meeting of the Board of Trustees held on March 12, 2013, the Board of Trustees approved the Advisory Agreement. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60-days’ written notice.  The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Advisory Fees Paid to the Adviser.  For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.  The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) for the Institutional, Class I and Class II Shares of the Fund from exceeding 0.74%, 0.84% and 0.99% of average daily net assets, respectively, until January 31, 2015.

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If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements for a period not to exceed three years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

For the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011, the Adviser earned advisory fees in the amount of $328,475, $378,900 and $324,991, respectively and waived fees in the amount of $96,041, $141,276 and $161,508, respectively.  Prior to December 1, 2012, the Adviser was entitled to advisory fees at the annual rate of 0.75% of the Fund’s average daily net assets and waived and/or reimbursed expenses in order to keep Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) from exceeding 0.95% and 1.20% of the Fund’s Class I Shares and Class II Shares, respectively.

SUB-ADVISER

Scotia Institutional Asset Management US, Ltd. (formerly, GCIC US Ltd.)(“SIAM”) serves as Sub-Adviser to the Fund pursuant to a Sub-Advisory Agreement with the Adviser.  The Sub-Adviser is an affiliate of the Adviser.  The Sub-Adviser makes the investment decisions for the Fund and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.  The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

For its services as Sub-Adviser to the Fund, the Sub-Adviser is entitled to receive investment sub-advisory fees from the Adviser at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly.  The Sub-Adviser will be paid 0.25% on the first $150,000,000; and 0.55% on the balance of the average daily net assets.

For the fiscal years ended September 30, 2013, 2012 and 2011, the Sub-Adviser earned fees from the Adviser in the amount of $ 122,641,   $126,300, and $108,330, respectively, and waived fees in the amount of $96,041, $141,276 and $161,508, respectively.

Portfolio Manager – Other Accounts Managed by the Portfolio Manager

The following information is as of September 30, 2013, except as otherwise noted below, assets under management reported in U.S. dollars:

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

Noah Blackstein	Registered Investment Companies	1	$119	0	$0
	Other Pooled Investment Vehicles	11	$2,519	7	$2,036
	Other Accounts	0	$0	0	$0

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Portfolio Manager – Portfolio Manager’s Ownership of Securities in the Fund

Mr. Blackstein did not beneficially own any securities of the Fund as of September 30, 2013.

The Sub-Adviser compensates the portfolio manager for the management of the Fund. The portfolio manager’s compensation consists of a salary and a discretionary bonus. The bonus is based on profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual’s leadership and contribution to the strategic planning and development of the investment team.

Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to portfolio manager's management of accounts including the Fund relating to:  where not all accounts are able to participate in a desired IPO or another limited opportunity, the use of soft dollars and other brokerage practices, the voting of proxies, employee personal securities trading, the side by side management of accounts with performance based fees and accounts with fixed fees, and a variety of other circumstances.  In all cases, however, the Sub-Adviser believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.  The Sub-Adviser’s Form ADV, Part 2 also contains a description of some of its policies and procedures in this regard.

SHAREHOLDER SERVICING

The Fund has adopted Shareholder Services Plans (the “Shareholder Services Plans”).  Under the Shareholder Services Plans, the service providers may be entitled to receive aggregate fees for shareholder services not exceeding (i) ten basis points (0.10%) of the Fund’s average daily net assets attributable to Class I Shares and (ii) twenty-five basis points (0.25%) of the Fund’s average daily net assets attributable to Class II Shares in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders.  Institutional Shares do not charge a shareholder servicing fee.  Class I Shares began charging a shareholder servicing fee on December 1, 2012.  As of the date of this SAI, the Fund had not offered Class II Shares and, therefore, no fees were paid under the Class II Shareholder Services Plan.

ADMINISTRATOR

General.  BNY Mellon Investment Servicing (US) Inc. (the “Administrator”), a Massachusetts corporation has its principal business offices at 301 Bellevue Parkway, Wilmington, DE 19809.

Administration and Accounting Services Agreement with the Trust.  The Trust and the Administrator have entered into an Administration Agreement (the “Administration Agreement”).  Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.  The Administrator also serves as the shareholder servicing agent for the Fund under a Shareholder Servicing Agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

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The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.  The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 30 days’ prior written notice to the other party.

Administration Fees Paid to the Administrator.  The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.  For these administrative services, the Administrator is entitled to a fee with respect to each fund of the Trust. Effective November 1, 2009, the following fee schedule was implemented, pursuant to which fees are calculated based upon the aggregate average net assets of the fund complex and paid monthly: 0.10% of the fund complex’s first $250 million of aggregate average net assets;  0.08% of the fund complex’s next $250 million of aggregate average net assets; 0.07% of the fund complex’s next $500 million of aggregate average net assets; and 0.05% of the fund complex’s aggregate average net assets in excess of $1 billion. The minimum annual fee is $150,000 for the fund complex. The Trust also pays additional fees to the Administrator for compliance and related functions.

For the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011, the Administrator received fees in the amount of $49,369, $59,943 and $63,531, respectively for services to the Fund.

DISTRIBUTOR

Foreside Fund Services, LLC (the “Distributor”), and the Trust are parties to a Distribution Agreement dated January 4, 2010 (“Distribution Agreement”).  The principal business address of Foreside Fund Services, LLC is Three Canal Plaza, Portland, ME  04101.  Pursuant to the Distribution Agreement, the Distributor acts as the agent of the Trust in connection with the offering of the Fund’s shares commencing January 28, 2010.  The Distributor continually distributes shares on a best efforts basis, and has no obligation to sell any specific quantity of shares.  Foreside, its affiliates, and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

The Distribution Agreement was initially approved at the November 10, 2009 Board of Trustees Meeting for a term of two years.  After its initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  If not terminated, this Agreement shall continue automatically in effect as to the Fund for successive one year periods, provided such continuance is specifically approved at least annually as referenced above.  The continuance of the Distribution Agreement was last approved at the November 19, 2013 Board of Trustees meeting for a one-year term.  The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty upon not more than 60 days’ written notice by either the Fund, through a vote of the majority of the Independent Trustees of the Trust or by a majority of the outstanding shares of the Fund or by the Distributor.  The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations or duties thereunder.

Foreside receives no compensation for its distribution services from the Trust.  Shares are sold with no sales commission; accordingly, Foreside receives no sales commissions.  The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services for the Fund.  Certain employees of the Adviser may serve as registered representatives of the Distributor to facilitate the distribution of the Fund’s shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a “Financial Institution,” collectively, the “Financial Institutions”) for distribution of shares of the Fund (see “Payments to Financial Institutions”).  With respect to certain Financial Institutions and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements (see also, “Payments to Financial Institutions”). These Financial Institutions may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These Financial Institutions may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

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PAYMENTS TO FINANCIAL INSTITUTIONS

Subject to applicable laws and regulations, the Adviser and the Sub-Adviser and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale and/or servicing of shares of the Fund.  These payments (“Additional Payments”) would be in addition to the payments by the Fund described in the Fund’s prospectus and this SAI for shareholder servicing and processing.  These additional payments may take the form of “due diligence” payments for an institution’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund’s shares; and payments for the sale of shares and/or the maintenance of share balances.  In addition, the Adviser and the Sub-Adviser and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund.  The Additional Payments made by the Adviser and the Sub-Adviser and/or their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary.  Furthermore, the Adviser and the Sub-Adviser and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions.  The Adviser and the Sub-Adviser and/or their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable Financial Industry Regulatory Authority regulations.  The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.  The Fund may reimburse the Adviser for Additional Payments.

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s transfer agent.  The principal business address of the transfer agent is 760 Moore Road, Valley Forge, PA 19406.

CUSTODIAN

The Bank of New York Mellon (“BNYM”) serves as custodian of the Fund.  BNYM holds cash, securities and other assets of the Fund as required by the 1940 Act.  The principal business address of BNYM is 100 Church Street, New York, New York 10286.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Trust commencing with the Fund’s fiscal year ended September 30, 2011.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, PA 19103-6996, serves as legal counsel to the Trust.

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TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities.  The management and affairs of the Trust and the Fund are supervised by the Trustees.  The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, year of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust.  Unless otherwise noted, the business address of each Trustee is c/o Scotia Institutional Investments US, LP, 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

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TRUSTEES:
Name and Year of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Trustee

Interested Trustee

John Pereira* Year of Birth: 1968	Trustee	Since September 2011	HollisWealth Inc., Executive Vice President and Chief Financial Officer	3	None

Independent Trustees

Gary Shugrue Year of Birth: 1954	Trustee	Since October 2006	Ascendant Capital Partners, President and Chief Investment Officer	3	Quaker Investment Trust (registered investment company)
Dr. James Patton Year of Birth: 1957	Trustee	Since October 2006	VAL Health, LLC, Chairman (a healthcare industry consulting firm)	3	Advaxis, Inc.
	Lead Independent Trustee	Since March 2011	Millennium Oncology Management, Inc., Vice President Comprehensive Oncology Care, LLC, President (1999-2008)

Malcolm MacColl Year of Birth: 1951	Trustee	Since June 2008	Brown Advisory, Partner Crosswind Investments, LLC, Partner and Chief Executive Officer (2009-2012) Cowen Asset Management, LLC, Chairman and Chief Executive Officer (2006-2009)	3	None

* Mr. Pereira is an “interested person” under the 1940 Act because he is employed as Executive Vice President and Chief Financial Officer of HollisWealth Inc., the parent company of the Adviser.

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The Board believes that each of the Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity.  Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, the Sub-Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Trust, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences.  In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

John Pereira.  Mr. Pereira has been a Trustee since September 2011.  He has 22 years of business experience.

Gary Shugrue.  Mr. Shugrue has been a Trustee since 2006.  He has 36 years of experience in the investment business.

Dr. James Patton.  Dr. Patton has been a Trustee since 2006.  He has 24 years of business experience.

Malcolm MacColl.  Mr. MacColl has been a Trustee since 2008.  He has 19 years of experience in the investment management field.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities.  Overall responsibility for oversight of the Trust rests with the Board.  The Trust has engaged the Adviser to manage the Fund on a day-to-day basis.  The Board is responsible for overseeing the Adviser, the Sub-Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s Agreement and Declaration of Trust and By-Laws.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets in-person at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Trustees meet with their independent legal counsel in-person prior to and during each quarterly in-person board meeting.  As described below, the Board has established an Audit Committee and a Nominating Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

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The Board has appointed Dr. James Patton as the Lead Independent Trustee.  The Lead Independent Trustee performs a number of functions, including presiding over meetings of the Independent Trustees. The Lead Independent Trustee helps determine, in consultation with the other Trustees, the scope of information that will be provided to the Board in connection with Board meetings in order for the Independent Trustees to perform their duties effectively and responsibly.  The Lead Independent Trustee also acts as a liaison between meetings with the Trust’s officers, other Trustees, the Adviser, other service providers and counsel to the Independent Trustees. The Lead Independent Trustee may also perform such other functions as may be requested by the other Independent Trustees from time to time.  Except for any duties specified herein or pursuant to the Trust’s Agreement and Declaration of Trust or By-laws, the designation of Lead Independent Trustee does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

The Trust and its portfolios are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Trust and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, the Sub-Adviser and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs.  The Adviser, the Sub-Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each of the Adviser, the Sub-Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  The Board recognizes that it is not possible to identify all of the risks that may affect the Trust or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Board requires senior officers of the Trust, including the President, Treasurer and Chief Compliance Officer (“CCO”) and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis, including the Sub-Adviser and the Trust’s custodian, distributor and administrator.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board Standing Committees.  The Board has established the following standing committees:

•
Audit Committee.  The Board has a standing Audit Committee which is composed of each of the independent Trustees of the Trust.  The Audit Committee operates under a written charter approved by the Board.  The principal responsibilities of the Audit Committee include:  recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; reviewing the independent auditor’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor’s opinion, any related management letter, management’s responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditor’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters.  Mr. Shugrue, Dr. Patton, and Mr. MacColl currently serve as members of the Audit Committee.  The Audit Committee met three times during the fiscal year ended September 30, 2013.

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•
Nominating Committee.   The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust.  The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any.  The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.  Mr. Shugrue, Dr. Patton and Mr. MacColl currently serve as members of the Nominating Committee.  The Nominating Committee did not meet during the fiscal year ended September 30, 2013.

Board Considerations in Approving the Advisory and Sub-Advisory Agreements. As discussed in the section of this SAI entitled “Adviser,” the continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The continuance of the Sub-Advisory Agreement, after an initial two year term must be approved at least annually by the vote of the Trustees and by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  Each year after the initial two-year terms, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory and Sub-Advisory Agreement.  At a meeting of the Board of Trustees held on March 12, 2013, the Board of Trustees most recently approved the continuation of Advisory and Sub-Advisory Agreement.  In preparation for this meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.  The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other Fund service providers submitted to the Board, to help them decide whether to approve the Advisory and Sub-Advisory Agreement.

Disclosure relating to the material factors and the conclusions with respect to those factors that formed the basis for the Board’s approval of the Advisory and Sub-Advisory Agreements on March 12, 2013 is available in the Fund’s semi-annual report to shareholders for the six-months ended March 31, 2013.  Each report to shareholders may be obtained by calling 1-888-572-0968 or visiting the Fund’s website at www.theSIFunds.com.

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Fund Shares Owned by Board Members. The following table shows each Trustee’s ownership of shares of the Fund as of December 31, 2013:

Trustee	Dollar Range of Fund Shares Owned By Trustee	Aggregate Dollar Range of Trust Shares Owned By Trustee
John Pereira	$0	$0
Dr. James Patton	$0	$0
Gary Shugrue	$0	$0
Malcolm MacColl	$0	$0

Board Compensation.  The Independent Trustees receive an annual retainer of $12,500 ($18,500 in the case of the lead independent trustee), $3,500 per quarterly and special in-person meeting, $1,000 per audit committee meeting and $500 for each telephonic meeting they attend.  For the fiscal year ended September 30, 2013, the Independent Trustees received the following fees:

Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund and Fund Complex Paid to Trustee
Dr. James Patton	$3,466	None	None	$39,500
Gary Shugrue	$2,939	None	None	$33,500
Malcolm MacColl	$2,939	None	None	$33,500

Trust Officers.  The officers of the Trust, their respective year of birth, and their principal occupations for the last five years are set forth below.  Unless otherwise noted, the business address of each officer is c/o Scotia Institutional Investments US, LP, 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Except for the Chief Compliance Officer (the “CCO”) of the Trust, the Trust does not pay any fees to its officers for their services.  For the fiscal year ended September 30, 2013, the Fund was allocated $6,556 in CCO fees.

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OFFICERS:
Name and Year of Birth	Position Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

David Lebisky Year of Birth: 1972	President	Since December 2013	Scotia Institutional Investments US, LP, Director of Regulatory Administration (since 2010)
	Secretary	Since November 2010	BNY Mellon Investment Servicing (US) Inc., Vice President and Senior Director (2007-2010) and Vice President and Director (2002-2007)
	Chief Compliance Officer	Since April 2012
John Leven Year of Birth: 1957	Treasurer	Since October 2006	Scotia Institutional Investments US, LP; Director of Finance and Administration (since 2006) Constellation Investment Management Company; Chief Financial Officer (2004-2006)

As of January 3, 2014, the officers and Trustees owned, in aggregate, less than 1% of the Fund.

PRINCIPAL SHAREHOLDERS

As of January 3, 2014, the following persons or organizations held beneficially or of record 5% or more of the shares of the Fund. Persons or organizations owning 25% or more of the voting securities of a fund are deemed “control persons.”

Dynamic U.S. Growth Fund – Class I:

Name	Address	Percentage of Ownership
National Financial Services LLC	499 Washington Blvd. Jersey City, NJ 07310-2010	43.01%

Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, CA 94104	33.05%

TD Ameritrade Inc.	PO Box 2226 Omaha, NE 68103	14.79%

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (“NYSE”) is open for business. Shares of the Fund are offered and redeemed on a continuous basis.  Currently, the Trust is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

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It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.  A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90 day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund’s securities is not reasonably practical, or for such other periods as the SEC has by order permitted.  The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Fund may participate in fund “supermarket” arrangements.  In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Fund through the sponsor of the fund supermarket.  In connection with these supermarket arrangements, the Fund has authorized one or more brokers or other organizations to accept on its behalf purchase and redemption orders.  In turn, the brokers or other organizations are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf.  As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, other organization or, if applicable, its authorized designee, accepts the order.  The customer order will be priced at the Fund’s net asset value next computed after acceptance by an authorized broker or other organization or either’s authorized designee.  In addition, a broker or other organization may charge transaction fees on the purchase and/or sale of Fund shares.

DETERMINATION OF NET ASSET VALUE

General Policy.  The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities.  In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.  In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities.   Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.  For a security that trades on multiple exchanges, the primary exchange will generally be considered to be on the exchange on which the security is normally most actively traded.  For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.  If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Money Market Securities and other Debt Securities.  If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.  Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.  If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

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Foreign Securities.  Equity securities, which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges.  Equity securities which are primarily traded in Latin American or South American markets are valued each day approximately at the time of the close of regular trading on the New York Stock Exchange as though such time were the close of trading on such Latin American or South American market and such Latin American or South American market were a U.S. market.

When the New York Stock Exchange is open, but the foreign market on which an equity security primarily trades is closed, such as for a foreign national holiday, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board) using the prevailing exchange rate.

Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate pricing service.  Forward currency exchange contracts will be valued using interpolated forward exchange rates.  Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange.   As available and as provided by an appropriate pricing service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Fair value prices for foreign equity securities may be provided by an independent fair value service in accordance with the fair value methods approved by the Board of Trustees.  Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV.  If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it and court decisions and administrative interpretations, as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Federal - General Information.  The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

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Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or (iii) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements.  If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

Taxation of Certain Financial Instruments.  The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes.  Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

FUND TRANSACTIONS

Brokerage Transactions.  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable.  Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down.  Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities.  Generally, the Fund will not pay brokerage commissions for such purchases.  When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down.  When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

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In addition, the Sub-Adviser may place a combined order for two or more accounts it manages, including the Fund, that are engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund.  Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Sub-Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions.  The Sub-Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

Brokerage Selection.  The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund’s Sub-Adviser may select a broker based upon brokerage or research services provided to the Sub-Adviser.  The Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer.  In addition to agency transactions, the Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance.  Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).  In the case of research services, the Sub-Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments.  Examples of research-oriented services for which the Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services.  Information so received by the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Fund’s Sub-Adviser under the Sub-Advisory Agreement.  Any advisory or other fees paid to the Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Sub-Adviser may receive a service from a broker that has both a “research” and a “non-research” use.  When this occurs, the Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service.  The percentage of the service that is used for research purposes may be paid for with client commissions, while the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Adviser faces a potential conflict of interest, but the Sub-Adviser each believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

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Brokerage with Fund Affiliates.  The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, or the Sub-Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC.  These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions.  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011, the Fund paid no affiliated brokerage commissions.

For the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011, the Fund paid aggregate brokerage commissions as follows:

Fiscal Year Ended September 30, 2013	Fiscal Year Ended September 30, 2012	Fiscal Year Ended September 30, 2011
$156,776	$186,410	$186,922

Securities of “Regular Broker-Dealers.”  The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year.  For the fiscal period ended September 30, 2013, the Fund held no securities of its regular broker-dealers.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties.  These policies and procedures are designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other.  Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer (the “Authorized Person”) to authorize the release of the Fund’s portfolio holdings, as necessary, in conformity with the foregoing principles.  The Authorized Person(s) reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30, and September 30).  The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q.  Semi-Annual and Annual Reports are distributed to Fund shareholders.  Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

These reports are also available, free of charge, on the Fund’s website at www.theSIFunds.com .

The website provides information about the Fund’s complete portfolio holdings, updated as of the most recent calendar month.  This information is provided no sooner than 10 days and generally within 60 days following the end of each calendar month.  The information on the Fund’s website is publicly available to all categories of persons.

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In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor’s and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund.  Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund’s portfolios along with related performance attribution statistics.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.  The Fund’s policies and procedures provide that the Authorized Persons may authorize disclosure of portfolio holdings information to such third parties with different lag times provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.
No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information including the Fund, Adviser and its affiliates or recipient of the Fund’s portfolio holdings information.

In addition, the following parties may receive portfolio holdings information, as necessary, in connection with their services to the Fund:  BNYM, the Fund’s Custodian; BNY Mellon Investment Servicing (US) Inc., the Fund’s Administrator and Transfer Agent; KPMG LLP, the Fund’s independent registered public accounting firm; Drinker Biddle & Reath LLP, counsel to the Fund; Cipperman & Company, counsel to the independent Trustees; Radius Financial Compliance Group, one of the Fund’s financial printers; Broadridge, a proxy voting service provider; and Interactive Data Corporation, Investment Technology Group and Bloomberg, the Fund’s pricing agents.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share.  Shares are entitled upon liquidation to a pro rata share in the net assets of the fund.  Shareholders have no preemptive rights.  All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.  The Fund’s shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Delaware statutory trust.  The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

DISTRIBUTION RIGHTS

The Trustees may from time to time declare and pay distributions with respect to any Series or Class.  The amount of such distributions and the payment of them and whether they are in cash or any other Trust property shall be wholly in the discretion of the Trustees.  All distributions on Shares of a particular Series or Class shall be distributed pro rata to the Shareholders of that Series or Class in proportion to the number of Shares of that Series or Class they held on the record date established for such payment.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.  The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust.  However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.  The Declaration of Trust does not attempt to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

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PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Adviser.  The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix B to this SAI.  The Board of Trustees will periodically review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX.  Information regarding how the Trust voted proxies relating to portfolio securities held by the Fund during the 12-month period ending June 30, 2013, which was filed with the SEC on Form N-PX, is available without charge, upon request, by calling 1-888-572-0968, by writing to the Fund at Scotia Institutional Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9679, Providence, RI  02940-9679 or by visiting the Fund’s website at www.theSIFunds.com.  The Trust’s Form N-PX is also available on the SEC’s website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Adviser and Sub-Adviser have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (the “Codes”) apply to the personal investing activities of trustees, officers and certain employees (“access persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Adviser’s Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments.  Copies of these Codes of Ethics are on file with the SEC and are available to the public.

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FINANCIAL STATEMENTS

The financial statements of the Fund for the fiscal year ended September 30, 2013, included in the Annual Report to shareholders, and the report dated November 25, 2013 of KPMG LLP, the independent registered public accounting firm for the Fund, related thereto, are incorporated herein by reference.  No other parts of the Annual Report are incorporated herein by reference.

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APPENDIX A –RATINGS

A-1

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

                Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

A-2

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-3

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)”   -   Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur, DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

A-4

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations  rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

A-5

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

A-6

The following summarizes long-term ratings used by Fitch :

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -   Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

A-7

“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality.   The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. I n danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

A-8

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

A-9

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

A-10

APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Guidelines

Scotia Institutional Asset Management US, LP

Scotia Institutional Asset Management US, LP (“SIAM US”) in its capacity as an investment advisor, provides investment management and administrative services to investment companies, trusts, estates, individuals, pension plans and corporations (collectively the “Funds”).

SIAM US is a subsidiary of the Bank of Nova Scotia (“BNS”). BNS is a financial services company, which provides a broad range of financial products and services to individuals, institutions and corporations through a number of operating subsidiaries.

The purpose of this document is to outline the general guidelines used by SIAM US for voting proxies received from companies held in Funds managed by SIAM US.

Subject to compliance with the provisions from time to time of applicable securities and corporate legislation, rules, regulations and policies, SIAM US in its capacity as investment advisor, acting on each Fund’s behalf, has the right and obligation to vote proxies relating to the issuers of each Fund’s portfolio securities. In certain circumstances, SIAM US may delegate this function to the Fund’s portfolio advisor or sub-advisor as part of such advisor’s discretionary authority to manage the Fund’s assets. In all cases, SIAM US or the portfolio advisor or the sub-advisor, voting proxies on behalf of a Fund must do so in a manner consistent with the best interests of the Fund and its securityholders. The proxy voting guidelines described below form an important part of SIAM US fiduciary duty to maximize the long-term value of each Fund for the benefit of its securityholders.  While the SIAM US proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances, and retain the right to vote proxies as deemed appropriate.

Our fundamental policy is that SIAM US will vote with management of an issuer on routine business matters, otherwise a Fund will not own or maintain a position in the security of that issuer. Examples of routine business applicable to an issuer are voting on the size, nomination and election of the board of directors as well as the appointment of auditors. All other matters that are special or non-routine are assessed on a case-by-case basis with a focus on the potential impact of the vote on the value of the particular investment of the Fund.

Special or non-routine matters are brought to the attention of the portfolio manager(s) of the applicable Fund, and, after assessment, the portfolio manager(s) will direct that such matters be voted in a way that he or she believes will better protect or enhance the value of the investment for the Fund. Without limiting the generality of the foregoing, examples of non-routine business that require assessment on a case-by-case basis before voting the proxies of the issuer are: stock-based compensation plans, executive severance compensation arrangements, shareholders rights plans, corporate restructuring plans, going private transactions in connection with leveraged buyouts, lock-up arrangements, crown jewel defenses, supermajority approval proposals, stakeholder or shareholder proposals etc.  The portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund and its securityholders.

B-1

SIAM US fundamental policy to vote proxies on behalf of a Fund in a manner consistent with the best interests of the Fund and its securityholders will always guide any proxy voting decision. If SIAM US on behalf of a Fund, votes against management of an issuer on any particular proposal, whether routine or non-routine, and the Fund continues to own the security of such issuer, documentation of that vote is required along with an explanation to be kept on file. In situations where a portfolio manager decides to vote securities held in his or her Fund differently from another portfolio manager(s) who holds the same security on behalf of another Fund, rationale for the differing vote is documented and kept on file. Factors such as an individual Fund’s investment objectives and strategies may lead to different judgments and conclusions by different portfolio managers about the expected impact of proxy proposals.  On occasion, a portfolio manager may abstain from voting a proxy or a specific proxy item when he or she concludes that the potential benefit of voting the proxy of that issuer is outweighed by the cost. Such instances require that a detailed explanation be kept on file. All such documentation will be submitted to the Portfolio Administrator for filing and record keeping.

SIAM US will not vote proxies received for issuers of securities that are no longer held in a Fund. SIAM US on behalf of a Fund, may vote any of the securities a Fund holds in any of its affiliates or associates. However, SIAM US, in its sole discretion, may arrange for securityholders of a Fund to vote their share of those securities.

Where SIAM US provides sub advisory investment management services to a registered investment company, SIAM US will work with the fund’s manager to identify the proxy reports the Fund’s board requires, as well as the frequency of those reports.  SIAM US will also work with the fund manager to assist in facilitating all required regulatory reporting surrounding proxy voting.

As noted above, SIAM US is a subsidiary of BNS. Some of the Funds may hold common shares of BNS or other related entities. There is the potential for a conflict of interest between the interests of the Funds and the interests of SIAM US or its employees in connection with the exercise of voting rights of the Funds attached to the BNS shares. There is also the potential for a conflict of interest in connection with the exercise of the Funds' voting rights attached to the shares of another issuer, where the outcome of the vote may directly impact the price of BNS shares.  To the extent that a portfolio manager has any conflict of interest with respect to a company or a matter presented in a proxy proposal, that portfolio manager is required to report to the Legal and Compliance department any such conflicts of interest.  In addition, any new conflict of interest situations must also be referred to the Legal & Compliance department.

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In order to balance the interests of the Funds in exercising proxies with the desire to avoid the perception of a conflict of interest, SIAM US. has instituted procedures to help ensure that a Fund's proxy is voted:

●	in accordance with the business judgment of the portfolio manager, uninfluenced by considerations other than the best interests of the Fund; and

●	free from any influence by BNS and without taking into account any consideration relevant to BNS or any of its associates or affiliates.

SIAM US will maintain records relating to a Fund’s proxy voting activity.  These will include a record of all proxies received; a record of votes cast; a copy of the reasons for voting against management; a copy of reasons for a portfolio manager voting differently from another portfolio manager; and a copy of any documents prepared by SIAM US that were material to making a decision on how to vote, or that memorialized the basis for a decision.

It is the responsibility of the Compliance Department to amend this document when necessary to reflect changes at SIAM US and changes in applicable laws and regulatory requirements.  At a minimum, the document will be reviewed on an annual basis to determine any necessary amendments.

Inquires should be directed to the Legal and Compliance Department, 29 th Floor, 1 Adelaide Street East, Toronto Ontario, M5C 2V9.

B-3

STATEMENT OF ADDITIONAL INFORMATION

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

A series of SCOTIA INSTITUTIONAL FUNDS

Class I Shares (Ticker: BMLEX)
Class II Shares

February 1, 2014

Investment Adviser:
SCOTIA INSTITUTIONAL INVESTMENTS US, LP (the “Adviser”)

Sub-Adviser:
MOUNT LUCAS MANAGEMENT LP (the “Sub-Adviser”)

This Statement of Additional Information (“SAI”) is not a prospectus.  This SAI is intended to provide additional information regarding the activities and operations of the Scotia Institutional Funds (formerly, DundeeWealth Funds) (the “Trust”) and the Mount Lucas U.S. Focused Equity Fund (the “Fund”).  This SAI should be read in conjunction with the Fund’s prospectus dated February 1, 2014, Annual Report dated September 30, 2013 and Semi-Annual Report dated March 31, 2013.  A copy of the prospectus, Annual Report and Semi-Annual Report may be obtained by calling 1-888-572-0968 or on the Trust’s website at www.theSIFunds.com.  The financial statements and the notes contained in the Annual Report and Semi-Annual Report are incorporated by reference into this SAI.  No other part of the Annual Report or Semi-Annual Report is incorporated by reference herein.  Terms that are defined in the prospectus shall have the same meaning in this SAI.

THE TRUST	S-1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND POLICIES	S-1
DESCRIPTION OF PERMITTED INVESTMENTS	S-2
INVESTMENT LIMITATIONS	S-12
ADVISER	S-14
SUB-ADVISER	S-14
ADMINISTRATOR	S-16
SHAREHOLDER SERVICING	S-17
DISTRIBUTOR	S-17
PAYMENTS TO FINANCIAL INSTITUTIONS	S-18
TRANSFER AGENT	S-18
CUSTODIAN	S-18
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-18
LEGAL COUNSEL	S-18
TRUSTEES AND OFFICERS OF THE TRUST	S-19
PRINCIPAL SHAREHOLDERS	S-23
PURCHASING AND REDEEMING SHARES	S-24
DETERMINATION OF NET ASSET VALUE	S-24
TAXES	S-26
FUND TRANSACTIONS	S-27
PORTFOLIO HOLDINGS	S-29
DESCRIPTION OF SHARES	S-30
SHAREHOLDER LIABILITY	S-30
DISTRIBUTION RIGHTS	S-30
LIMITATION OF TRUSTEES’ LIABILITY	S-30
PROXY VOTING	S-30
CODE OF ETHICS	S-31
FINANCIAL STATEMENTS	S-31
APPENDIX A –RATINGS	A-1
APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES	B-1

THE TRUST

General. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust (the “Declaration of Trust”) dated June 2, 2006, as amended and restated March 12, 2013 and as may be further amended from time to time.  The Declaration of Trust permits the Trust to offer separate series (“funds”) of units of beneficial interest (“shares”) and separate classes of shares within each fund.  The Trust reserves the right to create and issue shares of additional funds.  Each fund, including the Mount Lucas U.S. Focused Equity Fund (the “Fund”), is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund.  All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto.  The Trust pays, without limitation, its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses.  Expenses attributable to a specific fund and/or share class shall be payable solely out of the assets of that fund and/or share class.  Expenses not attributable to a specific fund and/or share class are allocated across all of the funds on the basis of relative net assets.  This SAI relates only to this Fund and not to any other funds of the Trust.

Voting Rights. Each share held entitles the shareholder of record to one vote.  The Fund will vote separately on matters relating solely to it.  As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders.  Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.  Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval.  While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND POLICIES

On November 19, 2013, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization with respect to the Fund (the “Plan”).  The Plan provides for the transfer of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, Mount Lucas U.S. Focused Equity Fund (the “Acquiring Fund”), a newly-created series of FundVantage Trust, in exchange for the Acquiring Fund’s shares with the same aggregate net asset value as shares of the Fund, which would be distributed pro rata by the Fund to the holders of its shares in complete liquidation of the Fund (the “Reorganization”).  Mount Lucas Management LP (the “Sub-Adviser”), the current sub-adviser of the Fund, is the investment adviser of the Acquiring Fund.  The investment objectives of the Acquiring Fund and the Fund are the same, and the investment policies and strategies of the Acquiring Fund and the Fund are identical.  Thus, the Reorganization will not result in any change in the day-to-day portfolio management of the Fund’s investment portfolio and is intended to be a nontaxable transaction for federal income tax purposes.  The Reorganization is subject to approval by the shareholders of the Fund.  A special meeting of shareholders of the Fund will be held on March 7, 2014 to seek approval of the Plan and the related Reorganization (the “Shareholder Meeting”).  A related proxy statement in connection with the Shareholder Meeting that further describes the Plan and the Reorganization has been distributed to shareholders.

The Fund’s investment objective and principal investment strategies are described in the prospectus.  The following information supplements, and should be read in conjunction with, the prospectus.  For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

S-1

The Fund seeks long-term growth of capital.  This goal is fundamental, and may not be changed by the Board of Trustees without the consent of shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As its principal investment strategy, the Fund invests primarily in securities of U.S. common stocks and equity securities as described in the prospectus.  Consistent with Rule 35d-1 under the 1940 Act regarding the use of certain mutual fund names (“Rule 35d-1”), the Fund has adopted a “non-fundamental” policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of U.S. common stocks and equity securities.  This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Portfolio Turnover Rate.  Portfolio turnover rate is defined under Securities and Exchange Commission (the “SEC”) regulations as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.  Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one year.  The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the “Additional Information About Investment Objectives and Policies” section and the associated risk factors.  The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the stated investment policies.  Unless otherwise noted, the following investments are non-principal investments of the Fund.

American, European and Global Depositary Receipts.  American Depository Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers.  Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates.  Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers.  In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

S-2

Equity Securities. As part of its principal investment strategy, the Fund invests in equity securities, primarily in the form of common stocks.  Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock and investments in income trust units.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded on registered exchanges or the over-the-counter market.  Equity securities are described in more detail below:

●
Common Stock.  Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

●
Preferred Stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

●
Warrants.  Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.

●
Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

●
Income Trusts - Despite the potential for attractive regular payments, income trust units are equity investments, not fixed income securities, and they share many of the risks inherent in stock ownership.  In addition, an income trust may lack diversification, as such trusts are primarily invested in oil and gas, pipelines, and other infrastructure; potential growth may be sacrificed because revenue is passed on to security holders, rather than reinvested in the business.  Income trusts do not guarantee minimum distributions or even return of capital; therefore, if the business starts to lose money, the trust can reduce or even eliminate distributions.

S-3

Income trusts are structured to avoid taxes at the entity level.  In a traditional corporate tax structure, net income is taxed at the corporate level and again as dividends in the hands of the investor.  An income trust generally pays no Canadian tax on earnings distributed directly to the security holders (but see reference below to potential future tax) and, if properly structured, should not be subject to U.S. Federal income tax.  This flow-through structure means that the distributions to income trust investors are generally higher than dividends from an equivalent corporate entity.

Certain rules in the Income Tax Act (Canada) (the “Tax Act”) affect the taxation of specified investment flow-through entities (“SIFTs”), such as publicly traded income trusts and limited partnerships (other than certain real estate investment trusts)  and investors in those entities.  Incomes attributable to a SIFT’s “non-portfolio earnings” is taxed in a manner similar to income earned by a corporation, and distributions made by these entities to investors are taxed in a manner similar to dividends from taxable Canadian corporations and are deemed to be “eligible dividends” for the purposes of the enhanced dividend tax credit if paid or allocated to a resident of Canada.  Non-portfolio earnings are, generally, income (other than certain dividends) from, or capital gains realized on, “non-portfolio properties”.  If the Fund, or an underlying fund in which the Fund invests, holds interests in a SIFT trust or SIFT partnership that is subject to this tax, the amount available for distribution to the Fund may be reduced.  No assurance may be given that further review of the tax treatment of investment trusts and other flow-through entities will not be undertaken or that Canadian federal or provincial income tax law respecting investment trusts and other flow-through entities will not be changed in a manner that adversely affects the Fund and its shareholders.

●
Small and Medium Capitalization Issuers.  To the extent consistent with its principal investment strategies, the Fund may invest in some small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.  The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange.  Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Money Market Securities. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments (the types of which are discussed below) that would not ordinarily be consistent with the Fund’s objectives.  For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as Standard & Poor’s or Moody’s, or determined by the Adviser or Sub-Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities.  Each of these types of money market securities is discussed in more detail below.  For a description of ratings, see Appendix A to this SAI.

U.S. Government Securities.  Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association (“Fannie Mae”), Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

●
U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

S-4

●
Receipts.  Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank.  The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts are sold as zero coupon securities.

●
U.S. Government Zero Coupon Securities. STRIPS are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons.  Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes.  Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.  Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

●
U.S. Government Agencies.  Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.  Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s shares.

There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although the issuers of many U.S. Government agency obligations purchased by the Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government agency obligations held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

In September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA.  On June 16, 2010, FHFA ordered Fannie Mae’s and Freddie Mac’s stock de-listed from the New York Stock Exchange after the price of common stock in Fannie Mae fell below the New York Stock Exchange’s minimum average closing price of $1 for more than 30 days. The long-term effect that this conservatorship will have on Fannie Mae and Freddie Mac’s debt and equity and on securities guaranteed by Fannie Mae and Freddie Mac is unclear.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities.  Maturities on these issues vary from a few to 270 days.

S-5

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks.  Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks.  These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks.  Bank obligations include the following:

●
Bankers’ Acceptances.  Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank.  Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange.  Maturities are generally six months or less.

●
Certificates of Deposit.  Certificates of deposit are interest-bearing instruments with a specific maturity.  They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.  Certificates of deposit with penalties for early withdrawal will be considered illiquid.

●
Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.  Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.  Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Repurchase Agreements.  The Fund may enter into repurchase agreements with financial institutions. Under a repurchase agreement, the Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price.  The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser and Sub-Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser or Sub-Adviser, liquidity or other considerations so warrant.

Securities of Other Investment Companies.  Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument.  Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value.  Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (iii) securities issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act, rule, or SEC staff interpretations thereunder.

S-6

Futures and Options on Futures.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”).  The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”).  The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5, and the Adviser is not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Fund.  The Trust, on behalf of the Fund, is required to affirm the Fund’s “commodity pool operator” exclusion annually within 60 days of the start of the calendar year.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks.  To cover its position, the Fund may maintain with its custodian bank, a segregated account consisting of cash or liquid securities (i) equal to the contracts’ full notional value (in the case of contracts that are not required to “cash settle”) or (ii) in amounts (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act, the rules, and SEC interpretations thereunder.  The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.  Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract.  In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or liquid securities in a segregated account equal in value to the difference between the strike price of the put and the price of the futures contract.  The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.  The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option.  In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain cash or liquid securities in a segregated account equal in value to the difference between the strike price of the call and the price of the futures contract.  The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option.  The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund’s use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser’s or Sub-Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

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Options.  The Fund may trade and write put and call options  on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.  See “Investment Limitations.”  A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.  The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund will pay a premium when purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

When the Fund trades or writes options, the Fund is required to “cover” its position in order to limit leveraging and related risks.  In the case of a call option, the option is “covered” if the Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other instruments held by it.  A call option is also covered if the Fund holds a call on the same instrument as the option written where the exercise price of the option held is (i) equal to or less than the exercise price of the option written, or (ii) greater than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.  The Fund may also cover options on securities by segregating cash or liquid assets, as permitted by applicable law, with a value, when added to any margin on deposit, that is equal to the market value of the securities in the case of a call option.  A put option is also covered if the Fund holds a put on the same instrument as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration which has been segregated by the Fund) upon conversion or exchange of other securities in its portfolio.  The Fund may also cover call and put options on a securities index by segregating cash or liquid assets, as permitted by applicable law, with a value, when added to any margin on deposit, that is equal to the market value of the underlying securities in the case of a call option or the exercise price in the case of a put option, or by owning offsetting options as described above.

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The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), without limitation, to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.

The Fund may write covered call options on securities as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price which may be in excess of the market value of such securities.

The Fund may purchase and write options, without limitation, on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Forward Contracts.  Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis.  Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable.  The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration.  There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell.  Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors.  The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise desire to the possible detriment of the Fund.  Neither the CFTC nor banking authorities regulate forward currency through banks.  In respect of such trading, the Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts.  Market illiquidity or disruption could result in major losses to the Fund. The Fund will place assets in a segregated account to assure that its obligations under forward contracts and options are covered.

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Forward Foreign Currency Contracts.   The Fund may engage in forward foreign exchange contracts for the purpose of gaining exposure to, or hedging against, changes in the value of equities, interest rates or foreign currencies. The Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position.  These contracts may be bought or sold to protect the Fund, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar.  The Fund also may invest in foreign currency futures and in options on currencies.  Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract.  The Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency.  Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.  At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an ‘‘offsetting’’ contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.   The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, the Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when the Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency.  With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures.  In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency.  The Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars.  The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

Foreign Securities.   To the extent consistent with the Fund’s investment objective, the Fund may invest in foreign securities.  Investments in foreign securities denominated in foreign currencies and/or traded outside of the United States require consideration of certain risks typically not associated with investing in U.S. securities or property.  Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies.  Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.  There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

S-10

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued.  Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to fair value procedures approved by the Trust’s Board of Trustees.  Despite such good faith efforts to determine fair value prices, the Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund.  Under the supervision of the Trust’s Board of Trustees, the Adviser and/or Sub-Adviser determines the liquidity of the Fund’s investments. In determining the liquidity of the Fund’s investments, the Adviser may consider various factors, including (i) the frequency and volume of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.

Restricted Securities.  Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration.  As consistent with the Fund’s investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Short Sales.  As consistent with the Fund’s investment objectives, the Fund may engage in short sales that are either “uncovered” or “against the box.”  A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.  A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Uncovered short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short position.

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Borrowing.  The Fund may borrow money from a bank equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of the Fund’s shares and in the return on the Fund’s portfolio. Although the principal of any borrowing will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Initial Public Offerings (“IPOs”).  The Sub-Adviser generally attempts to allocate IPOs on a pro rata basis.  However, due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, pro rata allocation may not always be possible. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares of an IPO, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Special Note Regarding Market Events.  The instability in the financial markets that began in 2007 has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may continue to take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Fund’s holdings.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund’s outstanding shares.  The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

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The Fund may not:

1.           Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

2.           Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

3.           Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4.           Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5.           Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

6.           Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 3 above, the Fund may borrow money from banks as permitted under the 1940 Act.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees without shareholder approval.

The Fund may not:

1.           Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund’s fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of the Fund’s total assets.

2.           Invest in companies for the purpose of exercising control.

3.           Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; (iii) make short sales “against the box”; and (iv) make short sales in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4.           Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

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5.           Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

6.           Enter into futures contracts and options on futures contracts except as permitted by the prospectus and in this SAI.

ADVISER

General.  Scotia Institutional Investments US, LP (formerly, DundeeWealth US, LP) is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940.  The Adviser was established in 2006 and offers investment management services for investment companies.  The Adviser is controlled by 2178991 Ontario Inc., an indirect wholly-owned subsidiary of  The Bank of Nova Scotia, a Canadian-based bank providing retail, commercial, corporate, investment and international banking services.

Advisory Agreement with the Trust.  The Trust and the Adviser have entered into an Investment Management Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser serves as the Investment Adviser for the Fund and continuously reviews, supervises and administers the respective investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.  The Adviser has selected and monitors the Sub-Adviser who makes investment decisions for the Fund. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Board most recently approved the continuation of the Advisory Agreement at a meeting of the Board of Trustees held on March 12, 2013. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60-days’ written notice. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Advisory Fees Paid to the Adviser.  For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.  The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) for Class I and Class II Shares of the Fund from exceeding 0.95% and 1.20% of average daily net assets, respectively, until January 31, 2015.  If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements for a period not to exceed three years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

For the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011,  the Adviser earned advisory fees in the amount of $270,922, $143,792 and $134,008, respectively and waived fees in the amount of $107,366, $151,578 and $140,656 respectively.

SUB-ADVISER

Mount Lucas Management LP serves as Sub-Adviser to the Fund pursuant to a Sub-Advisory Agreement with the Adviser.  The Sub-Adviser makes the investment decisions for the Fund and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.  The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

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For its respective services as investment Sub-Adviser to the Fund, the Sub-Adviser is entitled to receive investment sub-advisory fees from the Adviser at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly.  The Sub-Adviser will be paid 0.25% on the first $200,000,000 and 0.60% on the balance of the average daily net assets.

For the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011 the Sub-Adviser earned fees from the Adviser in the amount of $90,307, $47,931 and $44,670, respectively, and waived fees and/or reimbursed expenses in the amount of $96,250, $150,000 and $151,250, respectively.

Portfolio Managers – Other Accounts Managed by the Portfolio Managers

All portfolios are team-managed by Mount Lucas Management LP, led by Timothy J. Rudderow, President.  The following information is as of September 30, 2013:

Mount Lucas U.S. Focused Equity Fund

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)
Timothy J. Rudderow	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	9	$806.5	5	$428.0
	Other Accounts	27	$575.9	1	$100.1
Nan Q. Lu	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	7	$242.8	5	$84.4
	Other Accounts	16	$68.8	0	$0

Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Fund

The table below provides beneficial ownership of shares of the portfolio managers of the Fund as of September 30, 2013.  Please note that the table provides a dollar value of each portfolio manager’s holdings in each Fund (none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, over $1,000,000).

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Name of Fund	Name of Portfolio Manager	Dollar Range of equity securities in the Fund beneficially owned by the Portfolio Manager
Mount Lucas U.S. Focused Equity Fund	Timothy J. Rudderow	$500,001-$1,000,000
Mount Lucas U.S. Focused Equity Fund	Nan Q. Lu	None

Mr. Rudderow is a shareholder in Mount Lucas Management LP.  Ms. Lu participates in a shadow stock program that is tied to firm profitability.  Mount Lucas’ employees receive a base salary and a bonus based on job description and experience.  There are no deferred compensation plans.  There is a 401(k) plan that is open to all employees with a company match.  Salaries are reviewed, and adjusted if necessary, annually.  Bonuses are based on a percentage of salary and awarded at the discretion of the Board of Directors.  Bonuses are based on pre-tax performance of Mount Lucas for the current year.

Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to portfolio manager’s management of accounts including the Fund relating to: where not all accounts are able to participate in a desired IPO or another limited opportunity, the use of soft dollars and other brokerage practices, the voting of proxies, employee personal securities trading, the side by side management of accounts with performance based fees and accounts with fixed fees, and a variety of other circumstances. In all cases, however, the Sub-Adviser believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.  The Sub-Adviser’s Form ADV, Part 2 also contains a description of some of its policies and procedures in this regard.

ADMINISTRATOR

General. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Administrator”), a Massachusetts corporation has its principal business offices at 301 Bellevue Parkway, Wilmington, DE 19809.

Administration and Accounting Services Agreement with the Trust. The Trust and the Administrator have entered into an Administration Agreement (the “Administration Agreement”).  Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.  The Administrator also serves as the shareholder servicing agent for the Fund under a Shareholder Servicing Agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.  The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 30 days’ prior written notice to the other party.

Administration Fees Paid to the Administrator. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.  For these administrative services, the Administrator is entitled to a fee with respect to each fund of the Trust. Effective November 1, 2009, the following fee schedule was implemented, pursuant to which fees are calculated based upon the aggregate average net assets of the fund complex and paid monthly: 0.10% of the fund complex’s first $250 million of aggregate average net assets;  0.08% of the fund complex’s next $250 million of aggregate average net assets; 0.07% of the fund complex’s next $500 million of aggregate average net assets; and 0.05% of the fund complex’s aggregate average net assets in excess of $1 billion. The minimum annual fee is $150,000 for the fund complex.

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The Trust also pays additional fees to the Administrator for compliance and related functions.  For the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011, the Administrator received fees in the amount of $43,117, $39,053 and $43,283, respectively for services to the Fund.

SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Services Plan (the “Shareholder Services Plan”).  Under the Shareholder Services Plan, the service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of the Fund’s average daily net assets attributable to Class II Shares in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. As of the date of this SAI, the Fund has not offered Class II Shares and, therefore, no fees were paid under the Shareholder Services Plan.

DISTRIBUTOR

Foreside Fund Services, LLC (the “Distributor”), and the Trust are parties to a Distribution Agreement dated January 4, 2010 (“Distribution Agreement”).  The principal business address of Foreside Fund Services, LLC is Three Canal Plaza, Portland, ME  04101.  Pursuant to the Distribution Agreement, the Distributor acts as the agent of the Trust in connection with offering of the Fund’s shares commencing January 28, 2010.  The Distributor continually distributes shares on a best efforts basis, and has no obligation to sell any specific quantity of shares.  Foreside, its affiliates, and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

The Distribution Agreement was initially approved at the November 10, 2009 Board of Trustees Meeting for a term of two years.  After its initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  If not terminated, this Agreement shall continue automatically in effect for successive one year periods, provided such continuance is specifically approved at least annually as referenced above.  The continuance of the Distribution Agreement was last approved at the November 19, 2013 Board of Trustees meeting for a one-year term. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty upon not more than 60 days’ written notice by either the Fund, through a vote of a majority of the Independent Trustees of the Trust or by a majority of the outstanding shares of the Fund or by the Distributor.  The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations or duties thereunder.

Foreside receives no compensation for its distribution services from the Trust.  Shares are sold with no sales commission; accordingly, Foreside receives no sales commissions.  The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services for the Fund.  Certain employees of the Adviser may serve as registered representatives of the Distributor to facilitate the distribution of the Fund’s shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a “Financial Institution,” collectively, the “Financial Institutions”) for distribution of shares of the Fund (see “Payments to Financial Institutions”).  With respect to certain Financial Institutions and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements (see also, “Payments to Financial Institutions”). These Financial Institutions may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These Financial Institutions may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

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PAYMENTS TO FINANCIAL INSTITUTIONS

Subject to applicable laws and regulations, the Adviser and the Sub-Adviser and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale and/or servicing of shares of the Fund.  These payments (“Additional Payments”) would be in addition to the payments by the Fund described in the Fund’s prospectus and this SAI for shareholder servicing and processing.  These additional payments may take the form of “due diligence” payments for an institution’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund’s shares; and payments for the sale of shares and/or the maintenance of share balances.  In addition, the Adviser and the Sub-Adviser and/or their affiliates may make Additional Payments for sub-accounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund.  The Additional Payments made by the Adviser and the Sub-Adviser and/or their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary.  Furthermore, the Adviser and the Sub-Adviser and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions.  The Adviser and the Sub-Adviser and/or their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable Financial Industry Regulatory Authority regulations.  The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.  The Fund may reimburse the Adviser for Additional Payments.

TRANSFER AGENT

BNY Mellon serves as the Fund’s transfer agent.  The principal business address of the transfer agent is 760 Moore Road, Valley Forge, PA 19406.

CUSTODIAN

The Bank of New York Mellon (“BNYM”) serves as custodian of the Fund.  BNYM holds cash, securities and other assets of the Fund as required by the 1940 Act.  The principal business address of BNYM is 100 Church Street, New York, New York 10286.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Trust commencing with the Fund’s fiscal year ended September 30, 2011.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, PA 19103-6996, serves as legal counsel to the Trust.

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TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities.  The management and affairs of the Trust and the Fund are supervised by the Trustees.  The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, year of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust.  Unless otherwise noted, the business address of each Trustee is c/o Scotia Institutional Investments US, LP, 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

TRUSTEES:

Name and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustee

John Pereira* Year of Birth: 1968	Trustee	Since September 2011	HollisWealth Inc., Executive Vice President and Chief Financial Officer	3	None

Independent Trustees

Gary Shugrue Year of Birth: 1954	Trustee	Since October 2006	Ascendant Capital Partners, President and Chief Investment Officer	3	Quaker Investment Trust (registered investment company)

Dr. James Patton Year of Birth: 1957	Trustee	Since October 2006	VAL Health, LLC, Chairman (a healthcare industry consulting firm)	3	Advaxis, Inc.

	Lead Independen t Trustee	Since March 2011	Millennium Oncology Management, Inc., Vice President

			Comprehensive Oncology Care, LLC, President (1999-2008)

Malcolm MacColl Year of Birth: 1951	Trustee	Since June 2008	Brown Advisory, Partner	3	None
			Crosswind Investments, LLC, Partner and Chief Executive Officer (2009-2012)

			Cowen Asset Management, LLC, Chairman and Chief Executive Officer (2006-2009)

* Mr. Pereira is an “interested person” under the 1940 Act because he is employed as Executive Vice President and Chief Financial Officer of HollisWealth Inc., the parent company of the Adviser.

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The Board believes that each of the Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity.  Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, the Sub-Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Trust, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences.  In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

John Pereira.  Mr. Pereira has been a Trustee since September 2011.  He has 22 years of business experience.

Gary Shugrue.  Mr. Shugrue has been a Trustee since 2006.  He has 36 years of experience in the investment business.

Dr. James Patton.  Dr. Patton has been a Trustee since 2006.  He has 24 years of business experience.

Malcolm MacColl.  Mr. MacColl has been a Trustee since 2008.  He has 19 years of experience in the investment management field.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities.  Overall responsibility for oversight of the Trust rests with the Board.  The Trust has engaged the Adviser to manage the Fund(s) on a day-to-day basis.  The Board is responsible for overseeing the Adviser, the Sub-Adviser and other service providers in the operations of the Fund(s) in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s Agreement and Declaration of Trust and By-Laws.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets in-person at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Trustees meet with their independent legal counsel in-person prior to and during each quarterly in-person board meeting.  As described below, the Board has established an Audit Committee and a Nominating Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

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The Board has appointed Dr. James Patton as the Lead Independent Trustee.   The Lead Independent Trustee performs a number of functions, including presiding over meetings of the Independent Trustees. The Lead Independent Trustee helps determine, in consultation with the other Trustees, the scope of information that will be provided to the Board in connection with Board meetings in order for the Independent Trustees to perform their duties effectively and responsibly.  The Lead Independent Trustee also acts as a liaison between meetings with the Trust’s officers, other Trustees, the Adviser, other service providers and counsel to the Independent Trustees. The Lead Independent Trustee may also perform such other functions as may be requested by the other Independent Trustees from time to time.  Except for any duties specified herein or pursuant to the Trust’s Agreement and Declaration of Trust or By-laws, the designation of Lead Independent Trustee does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

The Trust and its portfolios are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Trust and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, the Sub-Adviser and other service providers (depending on the nature of the risk), which carry out the Fund(s)’s investment management and business affairs.  The Adviser, the Sub-Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each of the Adviser, the Sub-Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  The Board recognizes that it is not possible to identify all of the risks that may affect the Trust or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Board requires senior officers of the Trust, including the President, Treasurer and Chief Compliance Officer (“CCO”) and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis, including the Sub-Adviser and the Trust’s custodian, distributor and administrator.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board Standing Committees.  The Board has established the following standing committees:

●
Audit Committee.  The Board has a standing Audit Committee which is composed of each of the independent Trustees of the Trust.  The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; reviewing the independent auditor’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor’s opinion, any related management letter, management’s responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditor’s  report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. Mr. Shugrue, Dr. Patton and Mr. MacColl currently serve as members of the Audit Committee.  The Audit Committee met three times during the fiscal year ended September 30, 2013.

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●
Nominating Committee.  The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust.  The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.  Mr. Shugrue, Dr. Patton and Mr. MacColl currently serve as members of the Nominating Committee. The Nominating Committee did not meet during the fiscal year ended September 30, 2013.

Board Considerations in Approving the Advisory and Sub-Advisory Agreements. As discussed in the section of this SAI entitled “Adviser,” the Board’s continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The continuance of the Sub-Advisory Agreement, after an initial two year term must be approved at least annually by the vote of the Trustees and by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  Each year after the initial two-year terms, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory and Sub-Advisory Agreements.  At a meeting of the Board of Trustees held on March 12, 2013, the Board of Trustees most recently approved the continuation of Advisory and Sub-Advisory Agreements.  In preparation for this meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.  The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other Fund service providers submitted to the Board, to help them decide whether to approve the Advisory and Sub-Advisory Agreements.

Disclosure relating to the material factors and the conclusions with respect to those factors that formed the basis for the Board’s approval of the Advisory and Sub-Advisory Agreements is available in the Fund’s semi-annual report to shareholders for the six months ended March 31, 2013.  Each report to shareholders may be obtained by calling 1-888-572-0968 or visiting the Fund’s website at www.theSIFunds.com.

Fund Shares Owned by Board Members. The following table shows each Trustee’s ownership of shares of the Fund and of all Trust funds served by the Trustee as of December 31, 2013:

Fund	Trustee	Dollar Range of Fund Shares Owned By Trustees	Aggregate Dollar Range of Trust Shares Owned By Trustee
Mount Lucas U.S. Focused Equity Fund	John Pereira	$0	$0
	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

Board Compensation.  The Independent Trustees receive an annual retainer of $12,500 ($18,500 in the case of the lead independent trustee), $3,500 per quarterly and special in-person meeting, $1,000 per audit committee meeting and $500 for each telephonic meeting they attend.  For the fiscal year ended September 30, 2013, the Independent Trustees received the following fees:

Trustee	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
Dr. James Patton	$2,435	None	None	$39,500
Gary Shugrue	$2,066	None	None	$33,500
Malcolm MacColl	$2,066	None	None	$33,500

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Trust Officers.  The officers of the Trust, their respective year of birth, and their principal occupations for the last five years are set forth below.  Unless otherwise noted, the business address of each officer is c/o Scotia Institutional Investments US, LP, 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Except for the CCO of the Trust, the Trust does not pay any fees to its officers for their services.  For the fiscal year ended September 30, 2013, the Fund was allocated $4,634 in CCO fees.

OFFICERS:

Name and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

David Lebisky Year of Birth: 1972	President	Since December 2013	Scotia Institutional Investments US, LP, Director of Regulatory Administration (since 2010)
	Secretary	Since November 2010	BNY Mellon Investment Servicing (US) Inc., Vice President and Senior Director (2007-2010) and Vice President and Director (2002-2007).

	Chief Compliance Officer	Since April 2012

John Leven Year of Birth: 1957	Treasurer	Since October 2006	Scotia Institutional Investments US, LP; Director of Finance and Administration (since 2006)
Constellation Investment Management Company; Chief Financial Officer (2004-2006)

As of January 3, 2013, the officers and Trustees of the Fund owned, in aggregate, less than 1% of the Fund.

PRINCIPAL SHAREHOLDERS

As of January 3, 2014, the following persons or organizations held beneficially or of record 5% or more of the shares of the Fund.  Persons or organizations owning 25% or more of the voting securities of a fund are deemed “control persons.”

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Mount Lucas U.S. Focused Equity Fund – Class I

Name	Address	Percentage of Ownership
National Financial Service LLC	499 Washington Blvd. Jersey City, NJ 07310-2010	57.33%

Pinnacle Medical Protective SPC	P.O. Box 1159 Grand Cayman KY1-1102 Cayman Islands	9.19%

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (“NYSE”) is open for business.  Shares of the Fund are offered and redeemed on a continuous basis.  Currently, the Trust is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.  A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90 day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund’s securities is not reasonably practical, or for such other periods as the SEC has by order permitted.  The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Fund may participate in fund “supermarket” arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Fund through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Fund has authorized one or more brokers or other organizations to accept on its behalf purchase and redemption orders. In turn, the brokers or other organizations are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, other organization or, if applicable, its authorized designee, accepts the order. The customer order will be priced at the Fund’s net asset value next computed after acceptance by an authorized broker or other organization or either’s authorized designee. In addition, a broker or other organization may charge transaction fees on the purchase and/or sale of Fund shares.

DETERMINATION OF NET ASSET VALUE

General Policy.  The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities.  In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.  In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

S-24

Equity Securities.  Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.  For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded.  For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.  If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Money Market Securities and other Debt Securities.  If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.  Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.  If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Foreign Securities.  Equity securities, which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges.  Equity securities which are primarily traded in Latin American or South American markets are valued each day approximately at the time of the close of regular trading on the New York Stock Exchange as though such time were the close of trading on such Latin American or South American market and such Latin American or South American market were a U.S. market.

When the New York Stock Exchange is open, but the foreign market on which an equity security primarily trades is closed, such as for a foreign national holiday, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board) using the prevailing exchange rate.

Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate pricing service.  Forward currency exchange contracts will be valued using interpolated forward exchange rates.  Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange.   As available and as provided by an appropriate pricing service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the NYSE, normally 4:00 p.m. Eastern time.

Fair value prices for foreign equity securities may be provided by an independent fair value service in accordance with the fair value methods approved by the Board of Trustees.  Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV.  If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

S-25

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it and court decisions and administrative interpretations, as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Federal - General Information.  The Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (iii) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deductions for dividends paid and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements.  If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

S-26

Taxation of Certain Financial Instruments. The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Investments in Foreign Securities.  The Fund, to the extent it invests in foreign securities, may be subject to foreign withholding or foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from foreign securities.  These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty in some cases.  The Fund generally will be entitled to deduct any such income taxes in computing its income for U.S. federal income tax purposes.

State and Local Taxes.  Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

FUND TRANSACTIONS

Brokerage Transactions.  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Adviser may place a combined order for two or more accounts it manages, including the Fund, that are engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Sub-Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. The Sub-Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

S-27

Brokerage Selection.  The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund’s Sub-Adviser may select a broker based upon brokerage or research services provided to the Sub-Adviser.  The Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Sub-Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments.  Examples of research-oriented services for which the Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services.  Information so received by the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Fund’s Sub-Adviser under the Sub-Advisory Agreement.  Any advisory or other fees paid to the Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Sub-Adviser may receive a service from a broker that has both a “research” and a “non-research” use.  When this occurs, the Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service.  The percentage of the service that is used for research purposes may be paid for with client commissions, while the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Adviser faces a potential conflict of interest, but the Sub-Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

Brokerage with Fund Affiliates.  The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, or the Sub-Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions.  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011 the Fund paid no affiliated brokerage commissions.

S-28

For the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011, the Fund paid aggregate brokerage commissions in the amounts of $13,320, $8,466 and $8,732, respectively.

Securities of “Regular Broker-Dealers.”  The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year.  For the fiscal year ended September 30, 2013, the Fund held no securities of its regular broker-dealers.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other.  Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer (the “Authorized Person”) to authorize the release of the Fund’s portfolio holdings, as necessary, in conformity with the foregoing principles.  The Authorized Person(s) reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30, and September 30).  The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q.  Semi-Annual and Annual Reports are distributed to Fund shareholders.  Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

These reports are also available, free of charge, on the Fund’s website at www.theSIFunds.com.

The website provides information about the Fund’s complete portfolio holdings, updated as of the most recent calendar month. This information is provided no sooner than 10 days and generally within 60 days following the end of each calendar month.  The information on the Fund’s website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor’s and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund.  Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund’s portfolio along with related performance attribution statistics.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.  The Fund’s policies and procedures provide that the Authorized Persons may authorize disclosure of portfolio holdings information to such third parties with different lag times provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

No compensation or other consideration is paid to, or received by, any party in connection with the disclosure of portfolio holdings information including the Fund, Adviser and its affiliates or recipient of the Fund’s portfolio holdings information.

In addition, the following parties may receive portfolio holdings information, as necessary, in connection with their services to the Fund:  BNYM, the Fund’s Custodian; BNY Mellon Investment Servicing (US) Inc., the Fund’s Administrator and Transfer Agent; KPMG LLP, the Fund’s independent registered public accounting firm; Drinker Biddle & Reath LLP, counsel to the Fund; Cipperman & Company, counsel to the independent Trustees; Radius Financial Compliance Group, one of the Fund’s financial printers; ISS/RiskMetrics, a proxy voting service provider; and Interactive Data Corporation, Investment Technology Group and Bloomberg, the Fund’s pricing agents.

S-29

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of the Fund, each of which represents an equal proportionate interest in the portfolio with each other share.  Shares are entitled upon liquidation to a pro rata share in the net assets of the fund.  Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.  The Fund’s shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Delaware statutory trust. The Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

DISTRIBUTION RIGHTS

The Trustees may from time to time declare and pay distributions with respect to any Series or Class.  The amount of such distributions and the payment of them and whether they are in cash or any other Trust property shall be wholly in the discretion of the Trustees.  All distributions on Shares of a particular Series or Class shall be distributed pro rata to the Shareholders of that Series or Class in proportion to the number of Shares of that Series or Class they held on the record date established for such payment.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.  The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust.  However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.  The Declaration of Trust does not attempt to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Adviser.  The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix B to this SAI.  The Board of Trustees will periodically review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX.  Information regarding how the Trust voted proxies relating to portfolio securities held by the Fund during the 12-month period ended June 30, 2013, which was filed with the SEC on Form N-PX, is available without charge, upon request, by calling 1-888-572-0968, by writing to the Fund at Scotia Institutional Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9679, Providence, RI 02940-9679 or by visiting the Fund’s website at www.theSIFunds.com . The Fund’s Form N-PX is also available on the SEC’s website at www.sec.gov.

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CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Adviser and Sub-Adviser have adopted Codes of Ethics pursuant to Rule 17j-1.  These Codes of Ethics (the “Codes”) apply to the personal investing activities of trustees, officers and certain employees (“access persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Adviser’s Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments.  Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

FINANCIAL STATEMENTS

The financial statements of the Fund for the fiscal year ended September 30, 2013, included in the Annual Report to shareholders and the report dated November 25, 2013 of KPMG LLP, the independent registered public accounting firm for the Fund, related thereto, are incorporated herein by reference.  No other parts of the Annual Report are incorporated herein by reference.

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APPENDIX A –RATINGS

A-1

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

A-2

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-3

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur, DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

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Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations  rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

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“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

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Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

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“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

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Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

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APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

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MOUNT LUCAS

PROXY VOTING POLICIES AND PROCEDURES

1. Background

The act of managing assets of clients may include the voting of proxies related to such managed assets. Where the power to vote in person or by proxy has been delegated, directly or indirectly, to the investment adviser, the investment adviser has the fiduciary responsibility for (a) voting in a manner that is in the best interests of the client, and (b) properly dealing with potential conflicts of interest arising from proxy proposals being voted upon.

The policies and procedures of Mount Lucas Management LP (the “Firm”) for voting proxies received for accounts managed by the Firm are set forth below and are applicable if:

• The underlying advisory agreement entered into with the client expressly provides that the Firm shall be responsible to vote proxies received in connection with the client’s account; or

• The underlying advisory agreement entered into with the client is silent as to whether or not the Firm shall be responsible to vote proxies received in connection with the client’s account and the Firm has discretionary authority over investment decisions for the client’s account; or

• In case of an employee benefit plan, the client (or any plan trustee or other fiduciary) has not reserved the power to vote proxies in either the underlying advisory agreement entered into with the client or in the client’s plan documents.

These Proxy Voting Policies and Procedures are designed to ensure that proxies are voted in an appropriate manner and should complement the Firm’s investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies which are issuers of securities held in managed accounts. Any questions about these policies and procedures should be directed to Timothy Rudderow at (609) 924-8868.

2. Proxy Voting Policies

In the absence of specific voting guidelines from a client, Mount Lucas Management LP will vote proxies in a manner that is in the best interest of the client, which may result in different voting results for proxies for the same issuer. The Firm shall consider only those factors that relate to the client’s investment or dictated by the client’s written instructions, including how its vote will economically impact and affect the value of the client’s investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client). Mount Lucas Management LP believes that voting proxies in accordance with the following policies is in the best interests of its clients.

A. Specific Voting Policies

1. Routine Items:

• The Firm will generally vote for the election of directors (where no corporate governance issues are implicated).

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• The Firm will generally vote for the selection of independent auditors.

• The Firm will generally vote for increases in or reclassification of common stock.

• The Firm will generally vote for management recommendations adding or amending indemnification provisions in charter or by-laws.

• The Firm will generally vote for changes in the board of directors.

• The Firm will generally vote for outside director compensation.

• The Firm will generally vote for proposals that maintain or strengthen the shared interests of shareholders and management.

• The Firm will generally vote for proposals that increase shareholder value.

• The Firm will generally vote for proposals that will maintain or increase shareholder influence over the issuer’s board of directors and management.

• The Firm will generally vote for proposals that maintain or increase the rights of shareholders.

2. Non-Routine and Conflict of Interest Items:

• The Firm will generally vote for management proposals for merger or reorganization if the transaction appears to offer fair value.

• The Firm will generally vote against shareholder resolutions that consider non-financial impacts of mergers.

• The Firm will generally vote against anti-greenmail provisions.

B. General Voting Policy

If the proxy includes a Routine Item that implicates corporate governance changes, a Non-Routine Item where no specific policy applies or a Conflict of Interest Item where no specific policy applies, then the Firm may engage an independent third party to determine how the proxies should be voted.

In voting on each and every issue, the Firm and its employees shall vote in a prudent and timely fashion and only after a careful evaluation of the issue(s) presented on the ballot.

In exercising its voting discretion, the Firm and its employees shall avoid any direct or indirect conflict of interest raised by such voting decision. The Firm will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to the Firm or:

• any affiliate of the Firm. For purposes of these Proxy Voting Policies and Procedures, an affiliate means:

(i) any person directly, or indirectly through one or more intermediaries, controlling, controlled by or under common control with the Firm;

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(ii) any officer, director, principal, partner, employer, or direct or indirect beneficial owner of any 10% or greater equity or voting interest of the Firm; or

(iii) any other person for which a person described in clause (ii) acts in any such capacity;

• any issuer of a security for which the Firm (or any affiliate of the Firm) acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

• any person with whom the Firm (or any affiliate of the Firm) has an existing, material contract or business relationship that was not entered into in the ordinary course of the Firm’s (or its affiliate’s) business.

(Each of the above persons being an “Interested Person”.)

After informing the client of any potential conflict of interest, the Firm will take other appropriate action as required under these Proxy Voting Policies and Procedures, as provided below.

The Firm shall keep certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request.

Consistent with SEC Rule 206(4)-6, as amended, the Firm shall take reasonable measures to inform its clients of (1) its proxy voting policies and procedures, and (2) the process or procedures clients must follow to obtain information regarding how the Firm voted with respect to assets held in their accounts. This information may be provided to clients through the Firm’s Form ADV (Part II or Schedule H) disclosure or by separate notice to the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries).

3. Proxy Voting Procedures

A. Timothy Rudderow (the “Responsible Party”) shall be designated by the Firm to make discretionary investment decisions for the client’s account and will be responsible for voting the proxies related to that account. The Responsible Party should assume that he or she has the power to vote all proxies related to the client’s account if any one of the three circumstances set forth in Section 1 above regarding proxy voting powers is applicable.

B. All proxies and ballots received by Mount Lucas Management LP will be forwarded to the Responsible Party and then logged in upon receipt in the “Receipt of Proxy Voting Material” log (see sample attached).

C. Prior to voting, the Responsible Party will verify whether his or her voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries).

D. Prior to voting, the Responsible Party will verify whether an actual or potential conflict of interest with the Firm or any Interested Person exists in connection with the subject proposal(s) to be voted upon. The determination regarding the presence or absence of any actual or potential conflict of interest shall be adequately documented by the Responsible Party (i.e., comparing the apparent parties affected by the proxy proposal being voted upon against the Firm’s internal list of Interested Persons and, for any matches found, describing the process taken to determine the anticipated magnitude and possible probability of any conflict of interest being present), which shall be reviewed and signed off on by the Responsible Party’s direct supervisor (and if none, by the board of directors or a committee of the board of directors of the Firm).

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E. If an actual or potential conflict is found to exist, written notification of the conflict (the “Conflict Notice”) shall be given to the client or the client’s designee (or in the case of an employee benefit plan, the plan’s trustee or other fiduciary) in sufficient detail and with sufficient time to reasonably inform the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciary) of the actual or potential conflict involved. Specifically, the Conflict Notice should describe:

• the proposal to be voted upon;

• the actual or potential conflict of interest involved;

• the Firm’s vote recommendation (with a summary of material factors supporting the recommended vote); and

• if applicable, the relationship between the Firm and any Interested Person.

The Conflict Notice will either request the client’s consent to the Firm’s vote recommendation or may request the client to vote the proxy directly or through another designee of the client. The Conflict Notice and consent thereto may be sent or received, as the case may be, by mail, fax, electronic transmission or any other reliable form of communication that may be recalled, retrieved, produced, or printed in accordance with the recordkeeping policies and procedures of the Firm. If the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciary) is unreachable or has not affirmatively responded before the response deadline for the matter being voted upon, the Firm may:

• engage a non-Interested Party to independently review the Firm’s vote recommendation if the vote recommendation would fall in favor of the Firm’s interest (or the interest of an Interested Person) to confirm that the Firm’s vote recommendation is in the best interest of the client under the circumstances;

• cast its vote as recommended if the vote recommendation would fall against the Firm’s interest (or the interest of an Interested Person) and such vote recommendation is in the best interest of the client under the circumstances; or

• abstain from voting if such action is determined by the Firm to be in the best interest of the client under the circumstances.

F. The Responsible Party will promptly vote proxies received in a manner consistent with the Proxy Voting Policies and Procedures stated above and guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries if such guidelines are consistent with ERISA).

G. In accordance with SEC Rule 204-2(c)(2), as amended, the Responsible Party shall retain in the respective client’s file, the following:

• A copy of the proxy statement received (unless retained by a third party for the benefit of the Firm or the proxy statement is available from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

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• A record of the vote cast (unless this record is retained by a third party for the benefit of the Firm and the third party is able to promptly provide the Firm with a copy of the voting record upon its request);

• A record memorializing the basis for the vote cast;

• A copy of any document created by the Firm or its employees that was material in making the decision on how to vote the subject proxy; and,

• A copy of any Conflict Notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, the Firm. The above copies and records shall be retained in the client’s file for a period not less than five (5) years (or in the case of an employee benefit plan, no less than six (6) years), which shall be maintained at the appropriate office of the Firm.

H. Periodically, but no less than annually, the Firm will:

1. Verify that all annual proxies for the securities held in the client’s account have been received;

2. Verify that each proxy received has been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries);

3. Review the files to verify that records of the voting of the proxies have been properly maintained;

4. Prepare a written report for each client regarding compliance with the Proxy Voting Policies and Procedures; and

5. Maintain an internal list of Interested Persons.

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STATEMENT OF ADDITIONAL INFORMATION

SMITH GROUP LARGE CAP CORE GROWTH FUND

A series of SCOTIA INSTITUTIONAL FUNDS

Class I Shares (Ticker: BSLGX)
Class II Shares

February 1, 2014
Investment Adviser:
SCOTIA INSTITUTIONAL INVESTMENTS US, LP (the “Adviser”)

Sub-Adviser:
SMITH ASSET MANAGEMENT GROUP, L.P. (the “Sub-Adviser”)

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the Scotia Institutional Funds (formerly, DundeeWealth Funds)(the “Trust”) and the Smith Group Large Cap Core Growth Fund (the “Fund”). This SAI should be read in conjunction with the Fund’s prospectus dated February 1, 2014, Annual Report dated September 30, 2013 and Semi-Annual Report dated March 31, 2013.  A copy of the prospectus, Annual Report and Semi-Annual Report may be obtained by calling 1-888-572-0968 or on the Trust’s website at www.theSIFunds.com. The financial statements and the notes contained in the Annual Report and Semi-Annual Report are incorporated by reference into this SAI.  No other part of the Annual Report or Semi-Annual Report is incorporated by reference herein.  Terms that are defined in the prospectus shall have the same meanings in this SAI.

THE TRUST	1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND POLICIES	1
DESCRIPTION OF PERMITTED INVESTMENTS	2
INVESTMENT LIMITATIONS	14
ADVISER	16
SUB-ADVISER	17
ADMINISTRATOR	18
SHAREHOLDER SERVICING	19
DISTRIBUTOR	19
PAYMENTS TO FINANCIAL INSTITUTIONS	20
TRANSFER AGENT	21
CUSTODIAN	21
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	21
LEGAL COUNSEL	21
TRUSTEES AND OFFICERS OF THE TRUST	21
PRINCIPAL SHAREHOLDERS	27
PURCHASING AND REDEEMING SHARES	28
DETERMINATION OF NET ASSET VALUE	28
TAXES	30
FUND TRANSACTIONS	32
PORTFOLIO HOLDINGS	33
DESCRIPTION OF SHARES	34
SHAREHOLDER LIABILITY	35
DISTRIBUTION RIGHTS	35
LIMITATION OF TRUSTEES’ LIABILITY	35
PROXY VOTING	35
CODE OF ETHICS	36
FINANCIAL STATEMENTS	36
APPENDIX A –RATINGS	A-1
APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES	B-1

THE TRUST

General. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust (the “Declaration of Trust”) dated June 2, 2006, as amended and restated March 12, 2013 and as may be further amended from time to time. The Declaration of Trust permits the Trust to offer separate series (“funds”) of units of beneficial interest (“shares”) and separate classes of shares within each fund.  The Trust reserves the right to create and issue shares of additional funds. Each fund, including the Smith Group Large Cap Core Growth Fund (the “Fund”), is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays, without limitation, its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund and/or share class shall be payable solely out of the assets of that fund and/or share class.  Expenses not attributable to a specific fund and/or share class are allocated across all of the funds on the basis of relative net assets.  This SAI relates only to this Fund and not to any other funds of the Trust.

Voting Rights. Each share held entitles the shareholder of record to one vote.  The Fund will vote separately on matters relating solely to it.  As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.  Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND POLICIES

On September 12, 2013, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization and Termination providing for the transfer of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, the Smith Group Large Cap Core Growth Fund , (the “Acquiring Fund”), a newly-created series of Advisers Investment Trust, in exchange for the Acquiring Funds’ shares, which will be distributed   pro rata   by the Fund to the holders of their shares in complete liquidation of the Fund (the “Reorganization”). The Reorganization was approved by the shareholders of the Fund on January 30, 2014. It is anticipated that the Reorganization will take place on or about February 22 , 2014 and will be a nontaxable transaction for federal income tax purposes.

The Fund’s investment objective and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

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The Fund seeks long-term capital appreciation.  This goal is fundamental, and may not be changed by the Board of Trustees without the consent of shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As its principal investment strategy, the Fund invests primarily in securities of large capitalization companies as described in the prospectus. Consistent with Rule 35d-1 under the 1940 Act regarding the use of certain mutual fund names (“Rule 35d-1”), the Fund has adopted a “non-fundamental” policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in  U.S. common stock and other equity securities of large capitalization companies that the Fund’s sub-adviser believes will have the highest probability of an earnings growth rate that exceeds investor expectations.  This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objectives.

Portfolio Turnover Rate.  Portfolio turnover rate is defined under Securities and Exchange Commission (the “SEC”) regulations as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.  Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one year.  The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the “Additional Information About Investment Objectives and Policies” section and the associated risk factors.  The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the stated investment policies.  Unless otherwise noted, the following investments are non-principal investments of the Fund.

American, European and Global Depositary Receipts.  American Depository Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

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Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers.  Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates.  Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers.  In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Equity Securities. As part of its principal investment strategy, the Fund invests in equity securities, primarily in the form of common stocks.  Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock and investments in income trust units.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

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Common Stock.  Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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Preferred Stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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Warrants.  Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.

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Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

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Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Income Trusts.  Despite the potential for attractive regular payments, income trust units are equity investments, not fixed income securities, and they share many of the risks inherent in stock ownership.  In addition, an income trust may lack diversification, as such trusts are primarily invested in oil and gas, pipelines, and other infrastructure; potential growth may be sacrificed because revenue is passed on to security holders, rather than reinvested in the business.  Income trusts do not guarantee minimum distributions or even return of capital; therefore, if the business starts to lose money, the trust can reduce or even eliminate distributions.

Income trusts are structured to avoid taxes at the entity level.  In a traditional corporate tax structure, net income is taxed at the corporate level and again as dividends in the hands of the investor.  An income trust generally pays no Canadian tax on earnings distributed directly to the security holders (but see reference below to potential future tax) and, if properly structured, should not be subject to U.S. Federal income tax.  This flow-through structure means that the distributions to income trust investors are generally higher than dividends from an equivalent corporate entity.

Certain rules in the Income Tax Act (Canada) (the “Tax Act”) affect the taxation of specified investment flow-through entities (“SIFTs”), such as publicly traded income trusts and limited partnerships (other than certain real estate investment trusts)  and investors in those entities.  Income attributable to a SIFT’s “non-portfolio earnings” is taxed in a manner similar to income earned by a corporation, and distribution made by these entities to investors are taxed in a manner similar to dividends from taxable Canadian corporations and are deemed to be “eligible dividends” for the purposes of the enhanced dividend tax credit if paid or allocated to a resident of Canada.  Non-portfolio earnings are, generally, income (other than certain dividends) from, or capital gains realized on, “non-portfolio properties”.  If the Fund, or an underlying fund in which the Fund invests, holds interests in a SIFT trust or SIFT partnership that is subject to this tax, the amount available for distribution to the Fund may be reduced.  No assurance may be given that further review of the tax treatment of investment trusts and other flow-through entities will not be undertaken or that Canadian federal or provincial income tax law respecting investment trusts and other flow-through entities will not be changed in a manner that adversely affects the Fund and its shareholders.

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Small and Medium Capitalization Issuers.  The Fund may invest in some small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.  The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange.  Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

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Money Market Securities. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments (the types of which are discussed below) that would not ordinarily be consistent with the Fund’s objective.  For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as Standard & Poor’s or Moody’s, or determined by the Adviser or Sub-Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities.  Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.

U.S. Government Securities.  Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association (“Fannie Mae”), Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

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U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

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Receipts.  Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank.  The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities.

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U.S. Government Zero Coupon Securities. STRIPS are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons.  Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes.  Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.  Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

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U.S. Government Agencies.  Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.  Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s shares.

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There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although the issuers of many U.S. Government agency obligations purchased by the Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government agency obligations held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

In September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA.  On June 16, 2010, FHFA ordered Fannie Mae’s and Freddie Mac’s stock de-listed from the New York Stock Exchange after the price of common stock in Fannie Mae fell below the New York Stock Exchange’s minimum average closing price of $1 for more than 30 days. The long-term effect that this conservatorship will have on Fannie Mae and Freddie Mac’s debt and equity and on securities guaranteed by Fannie Mae and Freddie Mac is unclear.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities.  Maturities on these issues vary from a few to 270 days.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks.  Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks.  These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks.  Bank obligations include the following:

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Bankers’ Acceptances.  Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank.  Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange.  Maturities are generally six months or less.

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Certificates of Deposit.  Certificates of deposit are interest-bearing instruments with a specific maturity.  They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.  Certificates of deposit with penalties for early withdrawal will be considered illiquid.

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Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.  Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.  Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

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Repurchase Agreements.  The Fund may enter into repurchase agreements with financial institutions.  Under a repurchase agreement, the Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price.  The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser and Sub-Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser or Sub-Adviser, liquidity or other considerations so warrant.

Securities of Other Investment Companies.  Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument.  Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value.  Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (iii) securities issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act, rule or SEC staff interpretations thereunder.

Futures and Options on Futures.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”).  The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”).  The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5, and the Adviser is not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Fund.  The Trust, on behalf of the Fund, is required to affirm the Fund’s “commodity pool operator” exclusion annually within 60 days of the start of the calendar year.

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An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks.  To cover its position, the Fund may maintain with its custodian bank, a segregated account consisting of cash or liquid securities (i) equal to the contracts’ full notional value (in the case of contracts that are not required to “cash settle”) or (ii) in amounts (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act, the rules, and SEC interpretations thereunder.  The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.  Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high, or higher than the price of the futures contract.  In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or liquid securities in a segregated account equal in value to the difference between the strike price of the put and the price of the futures contract.  The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.  The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option.  In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain cash or liquid securities in a segregated account equal in value to the difference between the strike price of the call and the price of the futures contract.  The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option.  The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

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There are significant risks associated with the Fund’s use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser’s or Sub-Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options.  The Fund may trade and write put and call options  on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.  See “Investment Limitations.”  A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.  The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund will pay a premium when purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

When the Fund trades or writes options, the Fund is required to “cover” its position in order to limit leveraging and related risks.  In the case of a call option, the option is “covered” if the Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other instruments held by it.  A call option is also covered if the Fund holds a call on the same instrument as the option written where the exercise price of the option held is (i) equal to or less than the exercise price of the option written, or (ii) greater than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.  The Fund may also cover options on securities by segregating cash or liquid assets, as permitted by applicable law, with a value, when added to any margin on deposit, that is equal to the market value of the securities in the case of a call option.  A put option is also covered if the Fund holds a put on the same instrument as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

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The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration which has been segregated by the Fund) upon conversion or exchange of other securities in its portfolio.  The Fund may also cover call and put options on a securities index by segregating cash or liquid assets, as permitted by applicable law, with a value, when added to any margin on deposit, that is equal to the market value of the underlying securities in the case of a call option or the exercise price in the case of a put option, or by owning offsetting options as described above.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), without limitation, to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.

The Fund may write covered call options on securities as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price which may be in excess of the market value of such securities.

The Fund may purchase and write options, without limitation, on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

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Forward Contracts.  Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis.  Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable.  The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration.  There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell.  Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors.  The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise desire to the possible detriment of the Fund.  Neither the CFTC nor banking authorities regulate forward currency through banks.  In respect of such trading, the Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts.  Market illiquidity or disruption could result in major losses to the Fund. The Fund will place assets in a segregated account to assure that its obligations under forward contracts and options are covered.

Forward Foreign Currency Contracts.   The Fund may engage in forward foreign exchange contracts for the purpose of gaining exposure to, or hedging against, changes in the value of equities, interest rates or foreign currencies. The Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position.  These contracts may be bought or sold to protect the Fund, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar.  The Fund also may invest in foreign currency futures and in options on currencies.  Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract.  The Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency.  Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.  At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an ‘‘offsetting’’ contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.   The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, the Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when the Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency.  With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures.  In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency.  The Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars.  The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

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Foreign Securities.   To the extent consistent with the Fund’s investment objective, the Fund may invest in foreign securities.  Investments in foreign securities denominated in foreign currencies and/or traded outside of the United States require consideration of certain risks typically not associated with investing in U.S. securities or property.  Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies.  Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.  There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued.  Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to fair value procedures approved by the Trust’s Board of Trustees.  Despite such good faith efforts to determine fair value prices, the Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund.  Under the supervision of the Trust’s Board of Trustees, the Adviser and/or Sub-Adviser determines the liquidity of the Fund’s investments. In determining the liquidity of the Fund’s investments, the Adviser may consider various factors, including (i) the frequency and volume of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.

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Restricted Securities.  Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration.  As consistent with the Fund’s investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Short Sales.  As consistent with the Fund’s investment objectives, the Fund may engage in short sales that are either “uncovered” or “against the box.”  A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.  A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Uncovered short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short position.

Borrowing.  The Fund may borrow money from a bank equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

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Initial Public Offerings (“IPOs”).  The Sub-Adviser generally attempts to allocate IPOs on a pro rata basis.  However, due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, pro rata allocation may not always be possible. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.  This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares of an IPO, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Special Note Regarding Market Events.  The instability in the financial markets that began in 2007 has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may continue to take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Fund’s holdings.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund’s outstanding shares.  The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

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The Fund may not:

1.           With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2.           Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3.           Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

4.           Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5.           Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6.           Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7.           Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 3 above, the Fund may borrow money from banks as permitted under the 1940 Act.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees without shareholder approval.

The Fund may not:

1.           Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund’s fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of the Fund’s total assets.

2.           Invest in companies for the purpose of exercising control.

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3.           Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; (iii) make short sales “against the box”; and (iv) make short sales in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4.           Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5.           Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

6.           Enter into futures contracts and options on futures contracts except as permitted by the prospectus and in this SAI.

ADVISER

General.  Scotia Institutional Investments US, LP (formerly known as DundeeWealth US, LP) is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940.  The Adviser was established in 2006 and offers investment management services for investment companies.  The Adviser is an indirect wholly-owned subsidiary of The Bank of Nova Scotia, a Canadian-based bank providing retail, commercial, corporate, investment and international banking services.

Advisory Agreement with the Trust.  The Trust and the Adviser have entered into an Investment Management Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser serves as the Investment Adviser for the Fund and continuously reviews, supervises and administers the respective investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.  The Adviser has selected and monitors the Sub-Adviser who makes investment decisions for the Fund.  After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Board most recently approved the continuation of the Advisory Agreement at a meeting of the Board of Trustees held on March 12, 2013.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60-days’ written notice. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Advisory Fees Paid to the Adviser.  For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.61% of the average daily net assets of the Fund.  The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep the Fund’s Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) from exceeding 0.79% for the Class I Shares and 1.04% for Class II Shares, until January 31, 2015. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements for a period not to exceed three years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

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For the fiscal years ended September 30, 2013, 2012 and 2011, the Adviser earned advisory fees in the amount of $368,053, $391,252 and $299,884, respectively, and waived fees in the amount of $92,655 $172,859 and $245,054, respectively.

SUB-ADVISER

Smith Asset Management Group, L.P. serves as Sub-Adviser to the Fund pursuant to a Sub-Advisory Agreement with the Adviser. The Sub-Adviser is controlled by Dallas Advisors, LLC.  Mr. Stephen S. Smith is a managing member of Dallas Advisors, LLC.  The Sub-Adviser makes the investment decisions for the Fund and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.  The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

For its services as investment Sub-Adviser to the Fund, the Sub-Adviser is entitled to receive investment sub-advisory fees from the Adviser at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly.  The Sub-Adviser will be paid 0.30% on the first $100,000,000; 0.35% on the next $400,000,000; 0.40% on the next $500,000,000; and 0.35% on the balance of the average daily net assets.

For the fiscal years ended September 30, 2013, 2012 and 2011, the Sub-Adviser earned fees from the Adviser in the amount of $181,010, $192,419, and $147,484, respectively.

Portfolio Managers – Other Accounts Managed by the Portfolio Managers

All portfolios are team-managed by the Smith Group.  As Chief Investment Officer, Stephen S. Smith directs the portfolio management team in implementing the firm’s investment process.  The following information is as of September 30, 2013:

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees

Stephen S. Smith, CIO	Registered Investment Companies	4	$444.5	0	$0
	Other Pooled Investment Vehicles	3	$6.2	0	$0
	Other Accounts	90	$2,032.4	1	$11.2
John D. Brim Portfolio Team Member	Registered Investment Companies	4	$444.5	0	$0
	Other Pooled Investment Vehicles	3	$6.2	0	$0
	Other Accounts	90	$2,032.4	1	$11.2

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Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Fund

The table below provides beneficial ownership of shares of the portfolio managers of the Fund as of September 30, 2013.  Please note that the table provides a dollar value of each portfolio manager’s holdings in each Fund (none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, over $1,000,000).

Name of Fund	Name of Portfolio Manager	Dollar Range of equity securities in the Fund beneficially owned by the Portfolio Manager
Smith Group Large Cap Core Growth Fund	Stephen S. Smith	$100,001-$500,000
	John D. Brim	$100,001-$500,000

Smith’s employees receive a base salary comparable with industry standards plus a bonus that reflects overall performance and contribution to the firm.  Performance is evaluated on several quantitative and qualitative criteria including quality of stock research, investment performance, client service, quantitative research, and marketing.  Performance is not measured over specific time frames, against a benchmark or on a before or after-tax basis.  As a mechanism of retaining key personnel, Smith has an active program to distribute limited partnership shares to all key employees.

Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to a portfolio manager’s management of accounts including the Fund relating to: where not all accounts are able to participate in a desired IPO or another limited opportunity; the use of soft dollars and other brokerage practices; the voting of proxies; employee personal securities trading; the side by side management of accounts with performance based fees and accounts with fixed fees; and a variety of other circumstances.  In all cases, however, the Sub-Adviser believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.  The Sub-Adviser’s Form ADV, Part 2 also contains a description of some of its policies and procedures in this regard.

ADMINISTRATOR

General. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Administrator”), a Massachusetts corporation has its principal business offices at 301 Bellevue Parkway, Wilmington, DE 19809.

Administration and Accounting Services Agreement with the Trust. The Trust and the Administrator have entered into an Administration Agreement (the “Administration Agreement”).  Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.  The Administrator also serves as the shareholder servicing agent for the Fund under a Shareholder Servicing Agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

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The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 30 days’ prior written notice to the other party.

Administration Fees Paid to the Administrator.  The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee with respect to each fund of the Trust. Effective November 1, 2009, the following fee schedule was implemented, pursuant to which fees are calculated based upon the aggregate average net assets of the fund complex and paid monthly: 0.10% of the fund complex’s first $250 million of aggregate average net assets;  0.08% of the fund complex’s next $250 million of aggregate average net assets; 0.07% of the fund complex’s next $500 million of aggregate average net assets; and 0.05% of the fund complex’s aggregate average net assets in excess of $1 billion. The minimum annual fee is $150,000 for each fund complex. The Trust also pays additional fees to the Administrator for compliance and related functions.

For the fiscal years ended September 30, 2013, 2012 and 2011, the Administrator received fees in the amount of $55,029, $68,527 and $73,323, respectively for its services to the Fund.

SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Services Plan (the “Shareholder Services Plan”).  Under the Shareholder Services Plan, service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of the Fund’s average daily net assets attributable to Class II Shares in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders.  As of the date of this SAI, the Fund has not offered Class II Shares and, therefore, no fees were paid under the Shareholder Services Plan.

DISTRIBUTOR

Foreside Fund Services, LLC (the “Distributor”), and the Trust are parties to a Distribution Agreement dated January 4, 2010 (“Distribution Agreement”).  The principal business address of Foreside Fund Services, LLC is Three Canal Plaza, Portland, ME  04101.  Pursuant to the Distribution Agreement, the Distributor acts as the agent of the Trust in connection with offering of the Fund’s shares commencing January 28, 2010.  The Distributor continually distributes shares on a best efforts basis, and has no obligation to sell any specific quantity of shares.  Foreside, its affiliates, and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

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The Distribution Agreement was initially approved at the November 10, 2009 Board of Trustees Meeting for a term of two years.  After its initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  If not terminated, this Agreement shall continue automatically in effect for successive one year periods, provided such continuance is specifically approved at least annually as referenced above.  The continuance of the Distribution Agreement was last approved at the November 19, 2013 Board of Trustees meeting for a one-year term.  The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty upon not more than 60 days’ written notice by either the Fund, through a vote of a majority of the Independent Trustees of the Trust or by a majority of the outstanding shares of the Fund or by the Distributor.  The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations or duties thereunder.

Foreside receives no compensation for its distribution services from the Trust.  Shares are sold with no sales commission; accordingly, Foreside receives no sales commissions.  The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services for the Fund.  Certain employees of the Adviser may serve as registered representatives of the Distributor to facilitate the distribution of the Fund’s shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a “Financial Institution,” collectively, the “Financial Institutions”) for distribution of shares of the Fund (see “Payments to Financial Institutions”).  With respect to certain Financial Institutions and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements (see also, “Payments to Financial Institutions”). These Financial Institutions may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These Financial Institutions may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

PAYMENTS TO FINANCIAL INSTITUTIONS

Subject to applicable laws and regulations, the Adviser and the Sub-Adviser and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale and/or servicing of shares of the Fund.  These payments (“Additional Payments”) would be in addition to the payments by the Fund described in the Fund’s prospectus and this SAI for shareholder servicing and processing.  These additional payments may take the form of “due diligence” payments for an institution’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund’s shares; and payments for the sale of shares and/or the maintenance of share balances.  In addition, the Adviser and the Sub-Adviser and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund.  The Additional Payments made by the Adviser and the Sub-Adviser and/or their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary.  Furthermore, the Adviser and the Sub-Adviser and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions.  The Adviser and the Sub-Adviser and/or their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable Financial Industry Regulatory Authority regulations.  The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.  The Fund may reimburse the Adviser for Additional Payments.

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TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s transfer agent.  The principal business address of the transfer agent is 760 Moore Road, Valley Forge, PA 19406.

CUSTODIAN

The Bank of New York Mellon (“BNYM”) serves as custodian of the Fund.  BNYM holds cash, securities and other assets of the Fund as required by the 1940 Act.  The principal business address of BNYM is 100 Church Street, New York, New York 10286.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Trust commencing with the Fund’s fiscal year ended September 30, 2011.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, PA 19103-6996, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities.  The management and affairs of the Trust and the Fund are supervised by the Trustees.  The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, year of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust.  Unless otherwise noted, the business address of each Trustee is c/o Scotia Institutional Investments US, LP, 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

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TRUSTEES:

Name and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustee

John Pereira* Year of Birth: 1968	Trustee	Since September 2011	HollisWealth Inc., Executive Vice President and Chief Financial Officer	3	None

Independent Trustees

Gary Shugrue Year of Birth: 1954	Trustee	Since October 2006	Ascendant Capital Partners, President and Chief Investment Officer	3	Quaker Investment Trust (registered investment company)

Dr. James Patton Year of Birth: 1957	Trustee Lead Independent Trustee	Since October 2006 Since March 2011	VAL Health, LLC, Chairman (a healthcare industry consulting firm) Millennium Oncology Management, Inc., Vice President Comprehensive Oncology Care, LLC, President (1999-2008)	3	Advaxis, Inc.
Malcolm MacColl Year of Birth: 1951	Trustee	Since June 2008	Brown Advisory, Partner Crosswind Investments, LLC, Partner and Chief Executive Officer (2009-2012) Cowen Asset Management, LLC, Chairman and Chief Executive Officer (2006-2009)	3	None

* Mr. Pereira is an “interested person” under the 1940 Act because he is employed as Executive Vice President and Chief Financial Officer of HollisWealth Inc., the parent company of the Adviser.

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The Board believes that each of the Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity.  Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, the Sub-Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Trust, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences.  In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

John Pereira.  Mr. Pereira has been a Trustee since September 2011.  He has 22 years of business experience.

Gary Shugrue. Mr. Shugrue has been a Trustee since 2006.  He has 36 years of experience in the investment business.

Dr. James Patton.  Dr. Patton has been a Trustee since 2006.  He has 24 years of business experience.

Malcolm MacColl.  Mr. MacColl has been a Trustee since 2008.  He has 19 years of experience in the investment management field.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

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Leadership Structure and Oversight Responsibilities.  Overall responsibility for oversight of the Trust rests with the Board.  The Trust has engaged the Adviser to manage the Fund(s) on a day-to-day basis.  The Board is responsible for overseeing the Adviser, the Sub-Adviser and other service providers in the operations of the Fund(s) in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s Agreement and Declaration of Trust and By-Laws.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets in-person at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Trustees meet with their independent legal counsel in-person prior to and during each quarterly in-person board meeting.  As described below, the Board has established an Audit Committee and a Nominating Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Dr. James Patton as the Lead Independent Trustee.  The Lead Independent Trustee performs a number of functions, including presiding over meetings of the Independent Trustees. The Lead Independent Trustee helps determine, in consultation with the other Trustees, the scope of information that will be provided to the Board in connection with Board meetings in order for the Independent Trustees to perform their duties effectively and responsibly.  The Lead Independent Trustee also acts as a liaison between meetings with the Trust’s officers, other Trustees, the Adviser, other service providers and counsel to the Independent Trustees. The Lead Independent Trustee may also perform such other functions as may be requested by the other Independent Trustees from time to time.  Except for any duties specified herein or pursuant to the Trust’s Agreement and Declaration of Trust or By-laws, the designation of Lead Independent Trustee does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

The Trust and its portfolios are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Trust and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, the Sub-Adviser and other service providers (depending on the nature of the risk), which carry out the Fund(s)’s investment management and business affairs.  The Adviser, the Sub-Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each of the Adviser, the Sub-Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  The Board recognizes that it is not possible to identify all of the risks that may affect the Trust or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Board requires senior officers of the Trust, including the President, Treasurer and Chief Compliance Officer (“CCO”) and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis, including the Sub-Adviser and the Trust’s custodian, distributor and administrator.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

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Board Standing Committees.  The Board has established the following standing committees:

●
Audit Committee.  The Board has a standing Audit Committee which is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; reviewing the independent auditor’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor’s opinion, any related management letter, management’s responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust’s senior internal accounting executive, if any, the independent auditor’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. Mr. Shugrue, Dr. Patton and Mr. MacColl currently serve as members of the Audit Committee. The Audit Committee met three times during the fiscal year ended September 30, 2013.

●
Nominating Committee.  The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust.  The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.  Mr. Shugrue, Dr. Patton and Mr. MacColl currently serve as members of the Nominating Committee. The Nominating Committee did not meet during the fiscal year ended September 30, 2013.

Board Considerations in Approving the Advisory and Sub-Advisory Agreements. As discussed in the section of this SAI entitled “Adviser,” the continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The continuance of the Sub-Advisory Agreement, after an initial two year term must be approved at least annually by the vote of the Trustees and by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  Each year after the initial two-year terms, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory and Sub-Advisory Agreements.  At a meeting of the Board of Trustees held March 12, 2013, the Board of Trustees most recently approved the continuation of Advisory and Sub-Advisory Agreements. In preparation for these meetings, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.  The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other Fund service providers submitted to the Board, to help them decide whether to approve the Advisory and Sub-Advisory Agreements.

Disclosure relating to the material factors and the conclusions with respect to those factors that formed the basis for the Board’s approval of the Advisory and Sub-Advisory Agreements is available in the Fund’s semi-annual report to shareholders for the six months ended March 31, 2013.  Each report to shareholders may be obtained by calling 1-888-572-0968 or visiting the Fund’s website at www.theSIFunds.com.

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Fund Shares Owned by Board Members. The following table shows each Trustee’s ownership of shares of the Fund and of all Trust funds served by the Trustee as of December 31, 2013:

Fund	Trustee	Dollar Range of Fund Shares Owned by Trustees	Aggregate Dollar Range of Trust Shares Owned by Trustee
Smith Group Large Cap Core Growth Fund	John Pereira	$0	$0
	Dr. James Patton	$0	$0
	Gary Shugrue	$0	$0
	Malcolm MacColl	$0	$0

Board Compensation.  The Independent Trustees receive an annual retainer of $12,500 ($18,500 in the case of the lead independent trustee), $3,500 per quarterly and special in-person meeting, $1,000 per audit committee meeting and $500 for each telephonic meeting they attend.  For the fiscal year ended September 30, 2013, the Independent Trustees received the following fees:

Trustee	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustee
Dr. James Patton	$4,340	None	None	$39,500
Gary Shugrue	$3,684	None	None	$33,500
Malcolm MacColl	$3,684	None	None	$33,500

Trust Officers.  The officers of the Trust, their respective year of birth, and their principal occupations for the last five years are set forth below.  Unless otherwise noted, the business address of each officer is c/o Scotia Institutional Investments US, LP, 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Except for the CCO of the Trust, the Trust does not pay any fees to its officers for their services.   For the fiscal year ended September 30, 2013, the Fund was allocated $8,000 in CCO fees.

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OFFICERS:

Name and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

David Lebisky Year of Birth: 1972	President	Since December 2013	Scotia Institutional Investments US, LP, Director of Regulatory Administration (since 2010)

	Secretary	Since November 2010	BNY Mellon Investment Servicing (US) Inc., Vice President and Senior Director (2007-2010) and Vice President and Director (2002-2007)

	Chief Compliance Officer	Since April 2012
John Leven Year of Birth: 1957	Treasurer	Since October 2006	Scotia Institutional Investments US, LP; Director of Finance and Administration (since 2006) Constellation Investment Management Company; Chief Financial Officer (2004-2006)

As of January 3, 2014, the officers and Trustees of the Fund owned, in aggregate, less than 1% of the Fund.

PRINCIPAL SHAREHOLDERS

As of January 3, 2014, the following persons or organizations held beneficially or of record 5% or more of the shares of the Fund.  Persons or organizations owning 25% or more of the voting securities of a fund are deemed “control persons.”

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Smith Group Large Cap Core Growth Fund – Class I:

Name	Address	Percentage of Ownership

Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, CA 94104	82.95%

National Financial Services LLC		9.80%
	499 Washington Street Jersey City, NJ 07310-2010

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (“NYSE”) is open for business.  Shares of the Fund are offered and redeemed on a continuous basis.  Currently, the Trust is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.  A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90 day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund’s securities is not reasonably practical, or for such other periods as the SEC has by order permitted.  The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Fund may participate in fund “supermarket” arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Fund through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Fund has authorized one or more brokers or other organizations to accept on its behalf purchase and redemption orders. In turn, the brokers or other organizations are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, other organization or, if applicable, its authorized designee, accepts the order. The customer order will be priced at the Fund’s net asset value next computed after acceptance by an authorized broker or other organization or either’s authorized designee. In addition, a broker or other organization may charge transaction fees on the purchase and/or sale of Fund shares.

DETERMINATION OF NET ASSET VALUE

General Policy.  The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities.  In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.  In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

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Equity Securities.  Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.  For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded.  For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.  If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Money Market Securities and other Debt Securities.  If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.  Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.  If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Foreign Securities.  Equity securities, which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges.  Equity securities which are primarily traded in Latin American or South American markets are valued each day approximately at the time of the close of regular trading on the New York Stock Exchange as though such time were the close of trading on such Latin American or South American market and such Latin American or South American market were a U.S. market.

When the New York Stock Exchange is open, but the foreign market on which an equity security primarily trades is closed, such as for a foreign national holiday, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board) using the prevailing exchange rate.

Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate pricing service.  Forward currency exchange contracts will be valued using interpolated forward exchange rates.  Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange.   As available and as provided by an appropriate pricing service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the NYSE, normally 4:00 p.m. Eastern time.

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Fair value prices for foreign equity securities may be provided by an independent fair value service in accordance with the fair value methods approved by the Board of Trustees.  Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV.  If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it and court decisions and administrative interpretations, as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Federal - General Information.  The Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (iii) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

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The Fund intends to comply with these requirements.  If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

Taxation of Certain Financial Instruments.  The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Investments in Foreign Securities.  The Fund, to the extent it invests in foreign securities, may be subject to foreign withholding or foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from foreign securities.  These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty in some cases.  The Fund generally will be entitled to deduct any such foreign taxes in computing its taxable income for U.S. federal income tax purposes.

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State and Local Taxes.  Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

FUND TRANSACTIONS

Brokerage Transactions.  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Adviser may place a combined order for two or more accounts it manages, including the Fund, that are engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Sub-Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. The Sub-Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

Brokerage Selection.  The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund’s Sub-Adviser may select a broker based upon brokerage or research services provided to the Sub-Adviser.  The Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Sub-Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

32

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments.  Examples of research-oriented services for which the Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services.  Information so received by the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Fund’s Sub-Adviser under the Sub-Advisory Agreement.  Any advisory or other fees paid to the Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Sub-Adviser may receive a service from a broker that has both a “research” and a “non-research” use.  When this occurs, the Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service.  The percentage of the service that is used for research purposes may be paid for with client commissions, while the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Adviser faces a potential conflict of interest, but the Sub-Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

Brokerage with Fund Affiliates.  The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, or the Sub-Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions.  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011 the Fund paid no affiliated brokerage commissions.

For the fiscal years ended September 30, 2013, 2012 and 2011, the Fund paid aggregate brokerage commissions in the amounts of $78,933, $61,795 and $61,327, respectively.

Securities of “Regular Broker-Dealers.”  The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. For the fiscal year ended September 30, 2013, the Fund held no securities of its regular broker-dealers.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other.  Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer (the “Authorized Person”) to authorize the release of the Fund’s portfolio holdings, as necessary, in conformity with the foregoing principles.  The Authorized Person(s) reports quarterly to the Board regarding the implementation of such policies and procedures.

33

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30, and September 30).  The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q.  Semi-Annual and Annual Reports are distributed to Fund shareholders.  Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

These reports are also available, free of charge, on the Fund’s website at www.theSIFunds.com.

The website provides information about the Fund’s complete portfolio holdings, updated as of the most recent calendar month. This information is provided no sooner than 10 days and generally within 60 days following the end of each calendar month.  The information on the Fund’s website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor’s and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund.  Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund’s portfolio along with related performance attribution statistics.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.  The Fund’s policies and procedures provide that the Authorized Persons may authorize disclosure of portfolio holdings information to such third parties with different lag times provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information including the Fund, Adviser and its affiliates or recipient of the Fund’s portfolio holdings information.

In addition, the following parties may receive portfolio holdings information, as necessary, in connection with their services to the Fund:  BNYM, the Fund’s Custodian; BNY Mellon  Investment Servicing (US) Inc., the Fund’s Administrator and Transfer Agent; KPMG LLP, the Fund’s independent registered public accounting firm; Drinker Biddle & Reath LLP, counsel to the Fund; Cipperman & Company, counsel to the independent Trustees; Radius Financial Compliance Group, one of the Fund’s financial printers; ISS/RiskMetrics, a proxy voting service provider; and Interactive Data Corporation, Investment Technology Group and Bloomberg, the Fund’s pricing agents.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of the Fund, each of which represents an equal proportionate interest in the portfolio with each other share.  Shares are entitled upon liquidation to a pro rata share in the net assets of the fund.  Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.  The Fund’s shares, when issued, are fully paid and non-assessable.

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SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Delaware statutory trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

DISTRIBUTION RIGHTS

The Trustees may from time to time declare and pay distributions with respect to any Series or Class.  The amount of such distributions and the payment of them and whether they are in cash or any other Trust property shall be wholly in the discretion of the Trustees.  All distributions on Shares of a particular Series or Class shall be distributed pro rata to the Shareholders of that Series or Class in proportion to the number of Shares of that Series or Class they held on the record date established for such payment.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.  The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust.  However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.  The Declaration of Trust does not attempt to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Adviser.  The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix B to this SAI.  The Board of Trustees will periodically review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX.  Information regarding how the Trust voted proxies relating to portfolio securities held by the Fund during the 12-month period ended June 30, 2013, which was filed with the SEC on Form N-PX, is available without charge, upon request, by calling 1-888-572-0968, by writing to the Fund at Scotia Institutional Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9679, Providence, RI 02940-9679 or by visiting the Fund’s website at www.theSIFunds.com.  The Fund’s Form N-PX is also available on the SEC’s website at www.sec.gov.

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CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Adviser and Sub-Adviser have adopted Codes of Ethics pursuant to Rule 17j-1.  These Codes of Ethics (the “Codes”) apply to the personal investing activities of trustees, officers and certain employees (“access persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Adviser’s Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments.  Copies of these Codes of Ethics are on file with the SEC and are available to the public.

FINANCIAL STATEMENTS

The financial statements of the Fund for the fiscal year ended September 30, 2013, included in the Annual Report to shareholders, and the report dated November 25, 2013 of KPMG LLP, the independent registered public accounting firm for the Fund, related thereto, are incorporated herein by reference.  No other parts of the Annual Report are incorporated herein by reference.

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APPENDIX A –RATINGS

A-1

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

A-2

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

A-3

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)”   -   Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

A-4

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur, DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

A-5

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations  rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

A-6

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch :

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

A-7

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

  “A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

A-8

“AAA” -   Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality.   The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. I n danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

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●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

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VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

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Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

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APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

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Proxy Voting

SMITH GROUP has a written policy for the voting of proxies. SMITH GROUP believes that voting client proxies is an important tool for maintaining long-term shareholder value for its clients in conjunction with the overall portfolio management process. This policy is designed to ensure that these ideals are effectively maintained in accordance with the client’s best interests.

Policies and Procedures

Voting Responsibility and Oversight – An advisory committee has been established by SMITH GROUP that consists of senior members of the management team as well as senior portfolio managers and the CCO. It is this committee’s responsibility to construct SMITH GROUP’s overall voting guidelines as well as the procedures in order to ensure compliance. The committee meets quarterly to address ongoing issues and adapt guidelines to meet changes in the corporate governance environment.

Procedures – To ensure proper implementation of SMITH GROUP’s stated proxy guidelines, SMITH GROUP has adopted the following procedures for voting proxies.

· For each client with whom SMITH GROUP has received stated proxy voting authority, as outlined in its advisory contract, the custodial bank or trustee has been instructed to forward proxy materials to SMITH GROUP’s designated voting delegate.

· SMITH GROUP has contracted with a third party service provider to help with administrative functions such as collecting and sorting proxy materials. This relationship has been established to help SMITH GROUP with the administrative and research portion of its proxy voting responsibility.

· Proxy items that do not fall under the stated guidelines set forth by SMITH GROUP are reviewed on a case-by-case basis and voted in the client’s best interest as determined by the proxy committee.

· SMITH GROUP will make copies of its policies and procedures available to all of its clients upon request. Details on how a particular client’s proxies were voted are also available on request. To obtain proxy information, persons may contact the firm at Smith Asset Management Group, L.P., 100 Crescent Court, Suite 1150, Dallas, TX 75201 or by phone at (214) 880-4600.

Conflicts of Interest – There may be certain situations that arise where SMITH GROUP’s interests potentially conflict with the interests of the client. These situations could include:

· SMITH GROUP provides advisory services to public firms that the company also owns in its clients’ portfolios.

· SMITH GROUP, its affiliates, and/or its employees have business or personal relationships with public firms that SMITH GROUP also holds in its clients’ portfolios.

· SMITH GROUP may be partially owned by a publicly traded company whose shares may also be held for its clients’ portfolios.

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If these situations arise and management is soliciting proxy votes, the following guidelines will be applied:

· If the proxy voting guidelines already determine a course of action, votes will be cast according to the guidelines.

· If the proxy item does not fall under the specified guidelines or have been identified to be voted on a case-by-case basis, votes will be cast in accordance with an independent third party corporate governance consultant. The consultant has been contracted by the Adviser to provide guidance on proxy items determined to be in the best interest of SMITH GROUP’s clients.

Proxy Voting Record Keeping – SMITH GROUP will maintain records of all policies, procedures and guidelines as well as any amendments or updates. In addition, SMITH GROUP will maintain records of proxy votes recorded for each client and any documentation that was used to determine the basis on which to vote the specific item. Client requests for documentation will also be maintained by SMITH GROUP in order to comply with current rules and regulations governing proxy voting.

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SCOTIA INSTITUTIONAL FUNDS

PART C

Item 28.	EXHIBITS.

(a)(1)
Certificate of Trust of BHR Institutional Funds, now known as Scotia Institutional Funds (the “Trust” or “Registrant”) is incorporated by reference to Exhibit (a)(1) of the Registrant’s Registration Statement as filed with the SEC on June 27, 2006 (Accession No. 0001135428-06-000238).

(a)(1)(i)
Certificate of Amendment to the Certificate of Trust is incorporated by reference to Exhibit (a)(1)(i) of the Registrant’s Post-Effective Amendment No. 26 as filed with the SEC on January 28, 2010 (Accession No. 0001144204-10-003914) (“Post-Effective Amendment No. 26”).

(a)(2)
Amended and Restated Agreement and Declaration of Trust dated March 12, 2013 is  incorporated by reference to Exhibit (a)(2) of the Registrant’s Post-Effective Amendment No. 46 as filed with the SEC on March 12, 2013 (Accession No. 0001534424-13-000097) (“Post-Effective Amendment No. 46”).

(b)
Amended and Restated By-laws are incorporated by reference to Exhibit (b) of the Registrant’s Post-Effective Amendment No. 27 as filed with the SEC on January 18, 2011 (Accession No. 0001104659 11 001884) (“Post-Effective Amendment No. 27”).

(c)	Articles II, VI, VII and VIII of Agreement and Declaration of Trust which is incorporated by reference to Item 28(a)(2) hereof.

(d)(1)
Investment Management Agreement between the Trust and Scotia Institutional Investments US, LP (formerly, DundeeWealth US, LP) (“SII”) is incorporated by reference to Exhibit (d)(1) of the Registrant’s Post-Effective Amendment No. 29 as filed with the SEC on July 29, 2011 (Accession No.0001104659-11-041873) (“Post-Effective Amendment No. 29”).

(d)(1)(i)	Amendment and Amended Exhibit A to the Investment Management Agreement is incorporated by reference to Exhibit (d)(1)(i) of the Registrant’s Post-Effective Amendment No. 46.

(d)(2)	Expense Limitation Agreement between the Trust and SII is incorporated by reference to Exhibit (d)(5) of the Registrant’s Post-Effective Amendment No. 26.

(d)(2)(i)	Amendment and Amended Exhibit A to the Expense Limitation Agreement is incorporated by reference to Exhibit (d)(2)(i) of the Registrant’s Post-Effective Amendment No. 46.

(d)(3)	Investment Sub-Advisory Agreement between SII and Smith Asset Management Group, L.P. (“Smith”) is incorporated by reference to Exhibit (d)(3) of the Registrant’s Post-Effective Amendment No. 29.

(d)(4)
Investment Sub-Advisory Agreement between SII and Mount Lucas Management Corp. (formerly, Mount Lucas Management LP) (“Mount Lucas”) is incorporated by reference to Exhibit (d)(4) of the Registrant’s Post-Effective Amendment No. 29.

(d)(5)
Investment Sub-Advisory Agreement between SII and Scotia Institutional Asset Management Ltd. (formerly, GCIC US Ltd.)(“SIAM”) is incorporated by reference to Exhibit (d)(5) of the Registrant’s Post-Effective Amendment No. 29.

(d)(5)(i)
Form of Amendment and Amended Exhibit A to Investment Sub-Advisory Agreement between SII and SIAM is incorporated by reference to Exhibit (d)(5)(i) of the Registrant’s Post-Effective Amendment No. 39 as filed with the SEC on October 31, 2012 (Accession No. 0001534424-12-000270) (“Post-Effective Amendment No. 39”).

(e)(1)	Distribution Agreement between the Trust and Foreside Fund Services, LLC is incorporated by reference to Exhibit (e) of the Registrant’s Post Effective Amendment No. 26.

(e)(2)
First Amendment and Amended Exhibit A to the Distribution Agreement is incorporated by reference to Exhibit (e)(2) of the Registrant’s Post-Effective Amendment No. 36 as filed with the SEC on June 14, 2012 (Accession No. 0001534424-12-000087) (“Post-Effective Amendment No. 36”).

(e)(3)	Form of Second Amendment and Amended Exhibit A to the Distribution Agreement is incorporated by reference to Exhibit (e)(2) of the Registrant’s Post-Effective Amendment No. 39.

(e)(4)	Third Amendment and Amended Exhibit A to Distribution Agreement is incorporated by reference to Exhibit (e)(4) of the Registrant’s Post-Effective Amendment No. 46.

(f)	None.

(g)(1)
Custodian Services Agreement between the Trust and PFPC Trust Company is incorporated by reference to Exhibit (g) of the Registrant’s Post-Effective Amendment No. 15 as filed with the SEC on January 28, 2008 (Accession No. 0001135428-08-000042) (“Post-Effective Amendment No. 15”).

(g)(1)(i)	Form of Amendment to Custodian Services Agreement is incorporated by reference to Exhibit (g)(1)(i) of the Registrant’s Post-Effective Amendment No. 46.

(g)(2)
Consent to Assignment among the Trust, PFPC Trust Company and The Bank of New York Mellon related to the Custodian Services Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(2) of the Registrant’s Post-Effective Amendment No. 29.

(g)(3)	Foreign Custody Manager Agreement between the Trust and The Bank of New York Mellon is incorporated by reference to Exhibit (g)(3) of the Registrant’s Post-Effective Amendment No. 29.

(g)(3)(i)	Form of Amended and Restated Exhibit A to Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(3)(i) of the Registrant’s Post-Effective Amendment No. 46.

(h)(1)	Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(1) of the Registrant’s Post-Effective Amendment No. 15.

(h)(1)(i)	Form of Amendment to Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(1)(i) of the Registrant’s Post-Effective Amendment No. 46.

(h)(2)	Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(2) of the Registrant’s Post-Effective Amendment No. 15.

(h)(2)(i)	Form of Amendment to Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(2)(i) of the Registrant’s Post-Effective Amendment No. 46.

(h)(2)(ii)	Fair Value Services Amendment to the Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(2)(i) of the Registrant’s Post-Effective Amendment No. 36.

(h)(2)(iii)
Form of Amended and Restated Schedule A to Fair Value Services Amendment to the Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(2)(iii) of the Registrant’s Post-Effective Amendment No. 46.

(h)(3)	Services Plan for Class I Shares and form of agreement is incorporated by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 46.

(h)(3)(i)	Amended Exhibit A to the Services Plan for Class I Shares and form of agreement is incorporated by reference to Exhibit (h)(3)(i) of the Registrant’s Post-Effective Amendment No. 46.

(h)(4)	Services Plan for Class II Shares and form of agreement is incorporated by reference to Exhibit (h)(4) of the Registrant’s Post-Effective Amendment No. 46.

(h)(4)(i)	Amended Exhibit A to the Services Plan for Class II Shares and form of agreement is incorporated by reference to Exhibit (h)(4)(i) of the Registrant’s Post-Effective Amendment No. 46.

(i)(1)
Opinion and consent of Drinker Biddle & Reath LLP regarding the Smith Group Large Cap Core Growth Fund dated May 30, 2007 is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 6 as filed on May 30, 2007 (Accession No. 0001135428-07-000185).

(i)(2)
Opinion and consent of Drinker Biddle & Reath LLP regarding the Mount Lucas U.S. Focused Equity Fund is incorporated by reference to Exhibit (i)(5) of the Registrant’s Post-Effective Amendment No. 14 as filed with the SEC on September 24, 2007 (Accession No. 0001135428-07-000447).

(i)(3)
Opinion and consent of Drinker Biddle & Reath LLP regarding Class I and Class II Shares of the Dynamic Energy Fund, Dynamic Energy Income Fund (formerly, Dynamic Energy Income Trust Fund), Dynamic Global Growth Fund, Dynamic World Growth Fund (formerly, Dynamic Growth Navigator Fund), Dynamic Canadian Equity Income Fund (formerly, Dynamic Infrastructure Fund), Dynamic Natural Resources Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic Canadian Value Fund (formerly, Dynamic North American Value Fund), Dynamic U.S. Growth Fund and Dynamic U.S. Value Fund is incorporated by reference to Exhibit (i)(5) of the Registrant’s Post-Effective Amendment No. 22 as filed with the SEC on March 12, 2009 (Accession No. 0000893220-09-000532)(Post-Effective Amendment No. 22”).

(i)(4)
Opinion and consent of Drinker Biddle & Reath LLP regarding Institutional Shares of the Dynamic Energy Income Fund, Dynamic Global Growth Fund, Dynamic World Growth Fund, Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund and Dynamic U.S. Growth Fund is incorporated by reference to Exhibit (i)(6) of the Registrant’s Post-Effective Amendment No. 41 as filed with the SEC on November 28, 2012 (Accession No. 0001534424-12000319).

(j)(1)	Consent of Drinker Biddle & Reath LLP is filed herewith.

(j)(2)	Consent of KPMG LLP, separately for each portfolio, is filed herewith.

(k)	None.

(l)(1)	Share Purchase Agreement for the Mount Lucas U.S. Focused Equity Fund is incorporated by reference to Exhibit (l)(3) of the Registrant’s Post-Effective Amendment No. 15.

(l)(2)	Share Purchase Agreement for the Smith Group Large Cap Core Growth Fund is incorporated by reference to Exhibit (l)(4) of the Registrant’s Post-Effective Amendment No. 15.

(l)(3)	Share Purchase Agreement for the Dynamic U.S. Growth Fund is incorporated by reference to Exhibit (l)(15) of the Registrant’s Post-Effective Amendment No. 22.

(m)	None.

(n)	Amended 18f-3 Plan is incorporated by reference to Exhibit (n) of the Registrant’s Post-Effective Amendment No. 46.

(p)(1)	Code of Ethics for the Trust is filed herewith.

(p)(2)	Code of Ethics for SII is filed herewith.

(p)(3)
Code of Ethics for Smith is incorporated by reference to Exhibit (p)(3) of the Registrant’s Post-Effective Amendment No. 32 as filed with the SEC on November 29, 2011 (Accession No. 0001104659-11-066701).

(p)(4)	Code of Ethics for Mount Lucas is incorporated by reference to Exhibit (p)(4) of the Registrant’s Post-Effective Amendment No. 29.

(p)(5)
Code of Ethics for SIAM (formerly GCIC US, Ltd.) is incorporated by reference to Exhibit (p)(5) of the Registrant’s Post-Effective Amendment No. 44 as filed with the SEC on January 28, 2013 (Accession No. 0001534424-13-000023).

(q)(1)	Powers of Attorney for Amy Duling, Gary Shugrue, James Patton and Malcolm MacColl are incorporated by reference to Exhibit (q)(1) of the Registrant’s Post-Effective Amendment No. 27.

(q)(2)
Power of Attorney for John Pereira is incorporated by reference to Exhibit (q)(2) of the Registrant’s Post-Effective Amendment No. 30 as filed with the SEC on September 26, 2011 (Accession No. 0001104659-11-053284).

Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

Not applicable.

Item 30. INDEMNIFICATION.

Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust’s governing instrument.

Section 8.2 of Registrant’s Amended and Restated Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a)(2), provides for the indemnification of Registrant’s trustees and officers.  In no event will Registrant indemnify any of its trustees or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the “1933 Act”) and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of  Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Trust’s various agreements with its service providers provide for indemnification.

Item 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

(a)	SII

The only employment of a substantial nature of each of SII’s directors and officers is with SII.

(b)	Smith

The only employment of a substantial nature of each of Smith’s directors and officers is with Smith.

(c)	Mount Lucas

Name	Position with Mount Lucas	Other Outside Business, Profession, Vocation or Employment
Paul DeRosa	Chairman	Director, Intervest Bancshares Corp. Intervest National Bank One Rockefeller Plaza, Suite 400 New York, NY 10020 Director, Ambac Financial Group Inc. One State Street Plaza New York, NY 10004
Charles S. Crow	Chief Compliance Officer
Director (independent), 1st Constitution Bancorp
2650 Route 130 & DeyRoad
Cranbury, NJ 08512

Director, of the Arden-Sage registered fund group of companies (domestic only)
909 Third Avenue, 28th Floor
New York, NY 10022

Principal, Crow & Associates
100 Canal Pointe Boulevard
Suite 214
Princeton, NJ 08540

Name	Position with Mount Lucas	Other Outside Business, Profession, Vocation or Employment
Timothy Rudderow	President	None
Roger Alcaly	Principal	None
James Mehling	Chief Operating Officer	None
Raymond Ix	Senior Vice President	None
John Oberkofler	Director of Trading	None
Nan Lu	Director of Quantitative Equities	None

(d)	SIAM

The only employment of a substantial nature of each of SIAM’s directors and officers is with SIAM.

Item 32. PRINCIPAL UNDERWRITER.

As of January 16, 2014, Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust
2.	American Beacon Funds
3.	American Beacon Select Funds
4.	Avenue Mutual Funds Trust
5.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
6.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
7.	Bridgeway Funds, Inc.
8.	Broadmark Funds
9.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
10.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
11.	Chilton Realty Income & Growth Fund, Series of Investment Managers Series Trust
12.	Direxion Shares ETF Trust
13.	Exchange Traded Concepts Trust II
14.	FlexShares Trust
15.	Forum Funds
16.	Forum Funds II
17.	FQF Trust
18.	FSI Low Beta Absolute Return Fund
19.	Gottex Multi-Alternatives Fund - I
20.	Gottex Multi-Alternatives Fund - II
21.	Gottex Multi-Asset Endowment Fund - I
22.	Gottex Multi-Asset Endowment Fund – II
23.	Gottex Trust
24.	Henderson Global Funds
25.	Infinity Core Alternative Fund
26.	Ironwood Institutional Multi-Strategy Fund LLC
27.	Ironwood Multi-Strategy Fund LLC
28.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
29.	Manor Investment Funds
30.	Nomura Partners Funds, Inc.
31.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
32.	Pine Grove Alternative Fund
33.	Pine Grove Alternative Institutional Fund
34.	Plan Investment Fund, Inc.
35.	PMC Funds, Series of Trust for Professional Managers
36.	Precidian ETFs Trust
37.	Quaker Investment Trust
38.	Renaissance Capital Greenwich Funds
39.	RevenueShares ETF Trust
40.	Salient MF Trust
41.	Scotia Institutional Funds (f/k/a DundeeWealth Funds)
42.	Sound Shore Fund, Inc.

43.	Steben Select Multi-Strategy Fund
44.	The Roxbury Funds
45.	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
46.	Turner Funds
47.	Wintergreen Fund, Inc.

Item 32(b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 32(c)	Not applicable.

Item 33. LOCATION OF ACCOUNTS AND RECORDS.

(1)	The Bank of New York Mellon, 2 Hanson Place, 11th Floor, Brooklyn, New York, 11217 (records relating to its functions as custodian).

(2)	Foreside Fund Services, LLC, Three Canal Plaza, Portland, Maine 04101 (records relating to its functions as distributor).

(3)
BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrator and accounting agent and Registrant’s Agreement and Declaration of Trust, By-laws and minute books).

(4)	BNY Mellon Investment Servicing (US) Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its function as transfer agent and dividend disbursing agent).

(5)	SII, 1055 Westlakes Drive, Suite 301, Berwyn, Pennsylvania 19312 (records relating to its functions as investment adviser).

(6)	Smith, 100 Crescent Court, Suite 1150, Dallas, Texas 75201 (records relating to its functions as sub-adviser for the Smith Group Large Cap Core Growth Fund).

(7)	Mount Lucas, 405 South State Street, Newtown, PA 18940 (records relating to its functions as sub-adviser for the Mount Lucas U.S. Focused Equity Fund).

(8)	SIAM, 1 Adelaide Street East, Suite 2900, Toronto, Ontario M5C 2V9 (records relating to its functions as sub-adviser for Dynamic U.S. Growth Fund).

Item 34. MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 48 (the “Amendment”) to be signed on its behalf by the undersigned, thereto duly authorized in the City of Berwyn, Commonwealth of Pennsylvania on the 27th day of January 2014.

SCOTIA INSTITUTIONAL FUNDS

By: /s/David Lebisky
Name: David Lebisky
Title: President

Pursuant to the requirements of the 1933 Act, this Amendment to Registrant’s registration statement has been signed below by the following persons in the capacities indicated on the 27th day of January 2014.

John Pereira*	Trustee
John Pereira

Gary Shugrue*	Trustee
Gary Shugrue

James Patton*	Trustee
James Patton

Malcolm MacColl*	Trustee
Malcolm MacColl

/s/David Lebisky	President
David Lebisky

/s/ John Leven	Treasurer (Principal Financial Officer)
John Leven

*By:    /s/ Joshua B. Deringer
Joshua B. Deringer
Attorney-In-Fact (pursuant to Power of Attorney)

EXHIBIT INDEX
FORM N-1A REGISTRATION STATEMENT

EXHIBIT NO.                          DESCRIPTION

99.28(j)(1)	Consent of Drinker Biddle & Reath LLP

99.28 (j)(2)	Consent of KPMG LLP

99.28(p)(1)	Code of Ethics of Scotia Institutional Funds

99.28(p)(2)	Code of Ethics of Scotia Institutional Investments US, LP